UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-10303
Buffalo Funds
(Exact name of registrant as specified in charter)
5420 W. 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)
Kent W. Gasaway
5420 W. 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)
(913) 384-1513
Registrant’s telephone number, including area code
Date of fiscal year end: March 31, 2011
Date of reporting period: September 30, 2010

   Message to Our Shareholders
(Unaudited)

 To help gauge the current state of the U.S. economy, we thought it would be helpful to compare the 2008-09 and 2001 recessions and their subsequent recoveries. We found there are both similarities and differences between the two periods. Both recessions were caused by the collapse of unsustainable bubbles: the tech bubble in 2001 and the real estate bubble of 2007-08. Both caused widespread layoffs in various sectors of the economy. The most affected included the technology and telecom industries in the former and the financial and construction industries in the latter. Both led to huge declines in the stock market and a subsequent lowering of short-term interest rates by the Federal Reserve. However, the depth and breadth of the recession of 2008-09 was far greater than that of 2001.

While the length of time that companies were announcing large layoffs was about the same during both recessions, around 18 to 21 months, there are differences in what occurred during those periods, both real and perceived.

THE RECESSION OF 2001

During the worst job loss period in 2001-02, the pain in the economy was not as deep, but due to meteoric valuations, the drop in the stock market was actually greater. Average GDP was positive during the period, masking a few quarters of short, shallow contraction. The unemployment rate rose by 1.5 percent, far less than during 2008-09. After the short contraction, consumers went back to buying cars and homes fairly quickly. These purchases were helped as well by the Federal Reserve lowering interest rates by some 250bps.

Despite average GDP growth of three percent, the U.S. went into a job lull for some 14 months well after the 2001 recession ended. After finally turning the corner on jobs, the economy and stock market entered a long period of steady growth. The economy created over seven million jobs, GDP growth averaged 2.6 percent and the stock market rallied another 40 percent or so from early 2004 to mid-2007.

THE RECESSION OF 2008-2009

During the worst job loss period of this most recent recession, average GDP was deeply negative and the unemployment rate rose by over 5 percent. Additionally, the stock market fell sharply and the Federal Reserve lowered short-term interest rates by over 300 basis points (bps) in response. The financial crisis itself differentiated this recession from others. It was the first time since the Great Depression that the general public feared losing vast sums not only in the stock market, but money they had deposited in banks and in the value of their home. Fear spread to all consumers, employed and unemployed.

The U.S. economy is currently 10 months into the “job lull” stage. Due to the depth and breadth of the recession of 2008-09, this period could persist for another six to nine months. The question now is whether the U.S. economy and stock market can replicate the kind of growth phase we saw almost a decade ago. Will this economy be able to create millions of new jobs in the coming years? We believe the answer is yes.

2011 AND BEYOND

We see several indicators that lead us to believe that the U.S. consumer is steadily climbing out of debt and may soon be in a more favorable position to purchase autos, homes, and other deferred items at a more normal rate. Some of these indicators include:

•	A reduction in personal debt carried on credit cards by U.S. consumers to the lowest level in eight years;

•	Automobile sales at their lowest level in almost 30 years, generating pent-up demand and potential for future sales; and

•	Equally historic low housing sales at a time when the members of the echo boom generation (children of baby-boomers) are nearing their peak household establishment age.

The best indicator of better times to come is the stock market. After languishing all year, the market finally appears to be coming to life. The Federal Reserve will never say they need to target higher stock prices, but we believe they do, particularly in times like these. We feel higher stock prices can give business leaders confidence and confidence may lead them to expand and hire.

As we expressed last quarter, we believe stocks are poised to potentially outperform bonds for an extended period of time. The Fed has indicated its intention to maintain low interest rate levels for the foreseeable future. Unless investors believe that dividends will no longer grow, money should begin moving toward stocks in a meaningful way. We believe dividends should continue to grow which may lead to stock prices to rise steadily going into 2011.

Sincerely,

Kent W. Gasaway
President, Buffalo Funds

A basis point is one hundredth of a percentage point (0.01%)

Past performance does not guarantee future results. Mutual fund investing involves risk; loss of principal is possible. Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice. Please see the following Semi-Annual Report for the Funds’ holdings information.

   Investment Results

Total Returns as of September 30, 2010 (Unaudited)

			AVERAGE ANNUAL
	GROSS EXPENSE	SIX				SINCE
	RATIO*	MONTHS	ONE YEAR	FIVE YEARS	TEN YEARS	INCEPTION

Buffalo Balanced Fund (inception date 8/12/94)	1.05%	1.67%	9.65%	4.28%	4.66%	6.64%
S&P 500 Index & BofA Merrill Lynch High Yield
Master Index Weighted Average**	N/A	1.93%	13.69%	3.76%	3.04%	8.05%
Lipper Balanced Funds Index	N/A	1.63%	9.38%	3.05%	2.97%	7.02%
Buffalo China Fund (inception date 12/18/06)	1.78%	6.28%	19.73%	N/A	N/A	-1.72%
MSCI China Free Index	N/A	5.57%	13.84%	N/A	N/A	11.30%
S&P Hong Kong GEM Index	N/A	-2.27%	27.07%	N/A	N/A	-8.78%
Buffalo Growth Fund (inception date 5/19/95)	1.04%	1.33%	11.35%	3.35%	1.61%	8.52%
Russell 1000 Growth Index	N/A	-0.27%	12.65%	2.06%	-3.44%	6.14%
Lipper Multi-Cap Growth Funds Index	N/A	0.64%	13.12%	1.78%	-3.00%	6.23%
Buffalo High Yield Fund (inception date 5/19/95)	1.04%	4.55%	12.60%	6.85%	7.46%	7.80%
BofA Merrill Lynch High Yield Master Index	N/A	6.73%	18.43%	8.18%	7.96%	7.58%
Lipper High Yield Bond Funds Index	N/A	5.78%	17.16%	6.00%	5.48%	5.80%
Buffalo International Fund (inception date 9/28/07)	1.23%	5.40%	15.58%	N/A	N/A	-2.29%
MSCI AC World (ex U.S.) Index	N/A	2.07%	7.56%	N/A	N/A	-7.40%
Lipper International Funds Index	N/A	1.43%	6.00%	N/A	N/A	-7.92%
Buffalo Large Cap Fund (inception date 5/19/95)	1.09%	-4.14%	7.44%	2.26%	-0.04%	7.44%
Russell 1000 Growth Index	N/A	-0.27%	12.65%	2.06%	-3.44%	6.14%
Lipper Large-Cap Growth Funds Index	N/A	-1.56%	10.14%	0.78%	-4.12%	5.29%
Buffalo Micro Cap Fund (inception date 5/21/04)	1.55%	-1.83%	12.31%	-2.64%	N/A	0.46%
Russell Microcap Growth Index	N/A	0.39%	6.01%	-1.98%	N/A	0.62%
Russell 2000 Index***	N/A	0.25%	13.35%	1.60%	N/A	4.79%
Lipper Micro-Cap Funds Index	N/A	1.36%	13.39%	0.04%	N/A	3.23%
Buffalo Mid Cap Fund (inception date 12/17/01)	1.04%	1.21%	16.19%	4.19%	N/A	6.43%
Russell Midcap Growth Index	N/A	2.95%	18.27%	2.86%	N/A	4.83%
Lipper Mid-Cap Growth Funds Index	N/A	2.92%	16.52%	4.12%	N/A	4.44%
Buffalo Science & Technology Fund (inception date 4/16/01)	1.03%	1.96%	16.82%	5.85%	N/A	5.09%
NYSE ARCA Tech 100 Index	N/A	4.08%	16.68%	3.32%	N/A	3.71%
Lipper Science & Technology Funds Index	N/A	1.93%	13.53%	3.70%	N/A	6.00%
Buffalo Small Cap Fund (inception date 4/14/98)	1.03%	-4.58%	5.63%	3.45%	8.42%	11.66%
Russell 2000 Growth Index	N/A	2.43%	14.79%	2.35%	-0.13%	1.71%
Lipper Small-Cap Growth Funds Index	N/A	1.94%	14.86%	1.30%	-0.70%	3.21%

 * As reported in the Funds’ Prospectus dated July 31, 2010
 ** The performance figure shown for comparison purposes is a weighted average made up of 60% of the S&P 500 Index and 40% of the BofA Merrill Lynch High Yield Master Index.
 *** Buffalo Micro Cap Fund is discontinuing the use of the Russell 2000 Index as the primary index and replacing it with the Russell Microcap Growth Index® in future reports. The Fund believes that use of the Russell Microcap Growth Index® provides a better comparative benchmark than the Russell 2000 Index.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current of the most recent month-end may be obtained by calling 1-800-49-BUFFALO or by visiting the website at www.buffalofunds.com.
The Buffalo Balanced, International, China, Large Cap, Mid Cap, Science & Technology and Growth Funds impose a 2.00% redemption fee on shares held for less than 60 days and the Buffalo High Yield, Micro Cap and Small Cap Funds impose a 2.00% redemption fee on shares held less than 180 days. Performance data does not reflect redemption fee. If reflected, total returns would be reduced.

The Funds’ returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. The benchmark returns shown, excluding the Lipper Indices, reflect the reinvestment of dividends and capital gains but do not reflect the deduction of any investment management fees, other expenses or taxes. The performance of the Lipper Indices is presented net of the Funds’ fees and expenses; however, applicable sales charges are not taken into consideration. One cannot invest directly in an index.

The S&P 500 Index is a capitalization weighted index of 500 large capitalization stocks which is designed to measure broad domestic securities markets. The Russell 2000 Index consists of the smallest 2,000 securities in the Russell 3000 Index, representing approximately 8% of the Russell 3000 total market capitalization. The BofA Merrill Lynch High Yield Master Index is an unmanaged index comprised of over 1,200 high yield bonds representative of high yield bond markets as a whole. The Lipper Balanced Funds Index is an unmanaged, net asset value weighted index of the 30 largest balanced mutual funds. The Lipper High Yield Bond Funds Index is a widely recognized index of the 30 largest mutual funds that invest primarily in high yield bonds. The MSCI China Free Index is a capitalization weighted index that measures the performance of stocks from the country of China. The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Large-Cap Growth Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Large-Cap classification. The Russell Microcap Growth Index measures the performance of those Russell Microcap companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Micro-Cap Funds Index is an unmanaged equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Micro-Cap classification. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Mid-Cap Growth Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Mid-Cap classification. The Lipper Science & Technology Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Science and Technology classification. The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Small-Cap Growth Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Small-Cap classification. The Lipper Multi-Cap Growth Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Multi-Cap Growth classification. The Lipper International Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper International classifications. The MSCI AC World (ex-U.S.) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the U.S. The S&P Hong Kong GEM Index is a float adjusted and market capitalization weighted index that does not have a fixed number of constituents. The index is calculated using a market cap-weighted methodology. This means that the index level reflects the total market value of all the component stocks relative to a particular base period. Index calculations are based on stock prices taken from the Stock Exchange of Hong Kong (SEHK). NYSE ARCA Tech 100 Index is a price-weighted index comprised of stocks and ADRs of technology related companies listed on U.S. stock exchanges that produce or deploy innovative technologies in the conduct of their businesses.

References to specific securities should not be construed as recommendations by the Funds or their Advisor. Please refer to the schedule of investments in the report for Fund holdings information. Current and future portfolio holdings are subject to risk.
Please refer to the prospectus for special risks associated with investing in the Buffalo Funds, including, but not limited to, risks involved with investments in science and technology, foreign, lower- or non-rated securities and smaller companies.
Must be preceded or accompanied by a current prospectus.
Quasar Distributors, LLC, distributor. 11/10

   Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs (including redemption fees) and (2) ongoing costs, including management fees and other Fund specific expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/10 – 9/30/10). This information is unaudited.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Buffalo Balanced, China, Large Cap, Mid Cap, Science & Technology and Growth Funds within 60 days of purchase. The Buffalo High Yield, Small Cap and Micro Cap Funds will charge a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares within 180 days of purchase. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the examples below. The examples below include management fees, registration fees and other expenses. However, the examples below do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under U.S. generally accepted accounting principles.

HYPOTHETICAL EXAMPLE
FOR COMPARISON PURPOSES

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in our Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

BUFFALO BALANCED FUND	BEGINNING	ENDING	EXPENSES PAID DURING
	ACCOUNT VALUE	ACCOUNT VALUE	PERIOD APRIL 1, 2010 -
	April 1, 2010	SEPTEMBER 30, 2010	SEPTEMBER 30, 2010*

Actual	$1,000.00	$1,016.70	$5.16
Hypothetical (5% return before expenses)	$1,000.00	$1,014.87	$5.15

*	Expenses are equal to the Fund’s annualized expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO CHINA FUND	BEGINNING	ENDING	EXPENSES PAID DURING
	ACCOUNT VALUE	ACCOUNT VALUE	PERIOD APRIL 1, 2010 -
	APRIL 1, 2010	SEPTEMBER 30, 2010	SEPTEMBER 30, 2010*

Actual	$1,000.00	$1,062.80	$9.10
Hypothetical (5% return before expenses)	$1,000.00	$1,007.47	$8.86

*	Expenses are equal to the Fund’s annualized expense ratio of 1.76%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO GROWTH FUND	BEGINNING	ENDING	EXPENSES PAID DURING
	ACCOUNT VALUE	ACCOUNT VALUE	PERIOD APRIL 1, 2010 -
	APRIL 1, 2010	SEPTEMBER 30, 2010	SEPTEMBER 30, 2010*

Actual	$1,000.00	$1,013.30	$5.20
Hypothetical (5% return before expenses)	$1,000.00	$1,014.77	$5.20

*	Expenses are equal to the Fund’s annualized expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO HIGH YIELD FUND	BEGINNING	ENDING	EXPENSES PAID DURING
	ACCOUNT VALUE	ACCOUNT VALUE	PERIOD APRIL 1, 2010 -
	APRIL 1, 2010	SEPTEMBER 30, 2010	SEPTEMBER 30, 2010*

Actual	$1,000.00	$1,045.50	$5.23
Hypothetical (5% return before expenses)	$1,000.00	$1,014.87	$5.15

*	Expenses are equal to the Fund’s annualized expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO INTERNATIONAL FUND	BEGINNING	ENDING	EXPENSES PAID DURING
	ACCOUNT VALUE	ACCOUNT VALUE	PERIOD APRIL 1, 2010 -
	APRIL 1, 2010	SEPTEMBER 30, 2010	SEPTEMBER 30, 2010*

Actual	$1,000.00	$1,054.00	$6.02
Hypothetical (5% return before expenses)	$1,000.00	$1,013.37	$5.91

*	Expenses are equal to the Fund’s annualized expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO LARGE CAP FUND	BEGINNING	ENDING	EXPENSES PAID DURING
	ACCOUNT VALUE	ACCOUNT VALUE	PERIOD APRIL 1, 2010 -
	APRIL 1, 2010	SEPTEMBER 30, 2010	SEPTEMBER 30, 2010*

Actual	$1,000.00	$958.60	$5.35
Hypothetical (5% return before expenses)	$1,000.00	$1,014.17	$5.50

*	Expenses are equal to the Fund’s annualized expense ratio of 1.09%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO MICRO CAP FUND	BEGINNING	ENDING	EXPENSES PAID DURING
	ACCOUNT VALUE	ACCOUNT VALUE	PERIOD APRIL 1, 2010 -
	APRIL 1, 2010	SEPTEMBER 30, 2010	SEPTEMBER 30, 2010*

Actual	$1,000.00	$981.70	$7.65
Hypothetical (5% return before expenses)	$1,000.00	$1,009.67	$7.76

*	Expenses are equal to the Fund’s annualized expense ratio of 1.54%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO MID CAP FUND	BEGINNING	ENDING	EXPENSES PAID DURING
	ACCOUNT VALUE	ACCOUNT VALUE	PERIOD APRIL 1, 2010 -
	APRIL 1, 2010	SEPTEMBER 30, 2010	SEPTEMBER 30, 2010*

Actual	$1,000.00	$1,012.10	$5.14
Hypothetical (5% return before expenses)	$1,000.00	$1,014.87	$5.15

*	Expenses are equal to the Fund’s annualized expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO SCIENCE & TECHNOLOGY FUND	BEGINNING	ENDING	EXPENSES PAID DURING
	ACCOUNT VALUE	ACCOUNT VALUE	PERIOD APRIL 1, 2010 -
	APRIL 1, 2010	SEPTEMBER 30, 2010	SEPTEMBER 30, 2010*

Actual	$1,000.00	$1,019.60	$5.16
Hypothetical (5% return before expenses)	$1,000.00	$1,014.87	$5.15

*	Expenses are equal to the Fund’s annualized expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO SMALL CAP FUND	BEGINNING	ENDING	EXPENSES PAID DURING
	ACCOUNT VALUE	ACCOUNT VALUE	PERIOD APRIL 1, 2010 -
	APRIL 1, 2010	SEPTEMBER 30, 2010	SEPTEMBER 30, 2010*

Actual	$1,000.00	$954.20	$4.95
Hypothetical (5% return before expenses)	$1,000.00	$1,014.97	$5.10

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

   Allocation of Portfolio Holdings

Percentages represent market value as a percentage of investments as of September 30, 2010.

BUFFALO BALANCED FUND

Common Stocks	53.69%
Corporate Bonds	24.80%
Short-Term Investments	19.39%
Convertible Bonds	2.12%

BUFFALO CHINA FUND

Energy	13.61%
Industrials	13.59%
Materials	13.35%
Financials	11.97%
Telecommunication Services	11.34%
Consumer Discretionary	10.48%
Consumer Staples	9.69%
Utilities	5.68%
Health Care	5.62%
Information Technology	3.58%
Short-Term Investments	1.09%

BUFFALO GROWTH FUND

Information Technology	34.33%
Health Care	15.57%
Industrials	14.24%
Consumer Discretionary	10.87%
Financials	7.85%
Energy	5.73%
Short-Term Investments	5.15%
Consumer Staples	3.19%
Materials	3.07%

BUFFALO HIGH YIELD FUND

Corporate Bonds	66.85%
Convertible Bonds	14.61%
Short-Term Investments	13.06%
Common Stocks	2.34%
Convertible Preferred Stocks	1.60%
Preferred Stocks	1.54%

BUFFALO INTERNATIONAL FUND

Europe	39.63%
Asia	27.02%
The Americas	26.03%
Short-Term Investments	5.06%
Middle East	2.26%

BUFFALO LARGE CAP FUND

Information Technology	33.01%
Health Care	18.63%
Financials	14.83%
Consumer Discretionary	11.25%
Industrials	8.28%
Consumer Staples	6.18%
Materials	3.32%
Energy	2.64%
Short-Term Investments	1.86%

BUFFALO MICRO CAP FUND

Information Technology	34.40%
Consumer Discretionary	17.49%
Health Care	17.06%
Financials	8.83%
Industrials	8.42%
Short-Term Investments	7.96%
Materials	4.47%
Consumer Staples	1.37%

BUFFALO MID CAP FUND

Information Technology	24.17%
Consumer Discretionary	22.34%
Industrials	15.31%
Health Care	13.60%
Financials	9.87%
Short-Term Investments	8.22%
Telecommunication Services	2.72%
Materials	1.89%
Consumer Staples	1.88%

BUFFALO SCIENCE & TECHNOLOGY FUND

Information Technology	39.90%
Industrial	27.46%
Health Care	21.11%
Short-Term Investments	3.73%
Energy	2.82%
Materials	2.22%
Telecommunication Services	1.92%
Financials	0.84%

BUFFALO SMALL CAP FUND

Consumer Discretionary	24.90%
Information Technology	22.74%
Health Care	22.63%
Industrials	18.19%
Financials	5.80%
Short-Term Investments	3.51%
Telecommunication Services	2.15%
Preferred Stocks	0.08%

   Buffalo Balanced Fund

SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

SHARES		FAIR VALUE*

COMMON STOCKS — 53.32%
CONSUMER DISCRETIONARY — 0.49%
	Hotels, Restaurants & Leisure — 0.49%
10,000	McDonald’s Corp.	$745,100

	Total Consumer Discretionary (Cost $558,218)	745,100

CONSUMER STAPLES — 12.80%
	Beverages — 3.40%
60,000	The Coca Cola Co.	3,511,200
25,000	PepsiCo, Inc.	1,661,000

		5,172,200

	Food & Staples Retailing — 3.45%
40,000	Costco Wholesale Corp.	2,579,600
50,000	Wal-Mart Stores, Inc.	2,676,000

		5,255,600

	Food Products — 2.69%
20,000	Kellogg Co.	1,010,200
100,000	Kraft Foods Inc.(c)	3,086,000

		4,096,200

	Household Products — 3.26%
25,000	Colgate-Palmolive Co.	1,921,500
10,000	Kimberly-Clark Corp.	650,500
40,000	The Procter & Gamble Co.	2,398,800

		4,970,800

	Total Consumer Staples (Cost $15,621,286)	19,494,800

ENERGY — 16.47%
	Energy Equipment & Services — 2.47%
40,000	Patterson-UTI Energy, Inc.	683,200
50,000	Schlumberger Ltd.(a)	3,080,500

		3,763,700

	Oil & Gas — 14.00%
70,000	ChevronTexaco Corp.	5,673,500
65,000	Conocophillips	3,732,950
50,000	Exxon Mobil Corp.	3,089,500
150,000	Frontier Oil Corp.	2,010,000
25,000	Hess Corp.	1,478,000
70,000	Marathon Oil Corp.	2,317,000
50,000	Royal Dutch Shell PLC — ADR(a)	3,015,000

		21,315,950

	Total Energy (Cost $18,582,046)	25,079,650

FINANCIALS — 4.97%
	Commercial Banks — 0.45%
77,000	Wilmington Trust Corp.(c)	691,460

	Insurance — 4.52%
55,000	Allstate Corp.	1,735,250
60,000	The Chubb Corp.	3,419,400
60,000	Cincinnati Financial Corp.	1,731,000

		6,885,650

	Total Financials (Cost $8,881,891)	7,577,110

SHARES		FAIR VALUE*

HEALTH CARE — 6.10%
	Health Care Equipment & Supplies — 0.63%
20,000	Baxter International, Inc.	$954,200

	Pharmaceuticals — 5.47%
30,000	Abbott Laboratories	1,567,200
40,000	Eli Lilly & Co.	1,461,200
50,000	GlaxoSmithKline, PLC — ADR(a)	1,976,000
40,000	Johnson & Johnson	2,478,400
50,000	Pfizer, Inc.	858,500

		8,341,300

	Total Health Care (Cost $8,790,060)	9,295,500

INDUSTRIALS — 4.41%
	Aerospace & Defense — 0.87%
20,000	The Boeing Co.	1,330,800

	Commercial Services & Supplies — 1.40%
100,000	Pitney Bowes, Inc.	2,138,000

	Industrial Conglomerates — 2.14%
200,000	General Electric Co.(c)	3,250,000

	Total Industrials (Cost $9,952,222)	6,718,800

INFORMATION TECHNOLOGY — 5.67%
	Semiconductor & Semiconductor Equipment — 4.06%
200,000	Applied Materials, Inc.(c)	2,336,000
200,000	Intel Corp.	3,846,000

		6,182,000

	Software — 1.61%
100,000	Microsoft Corp.	2,449,000

	Total Information Technology (Cost $9,545,955)	8,631,000

MATERIALS — 1.76%
	Chemicals — 1.76%
60,000	E.I. du Pont de Nemours & Co.(c)	2,677,200

	Total Materials (Cost $2,662,511)	2,677,200

UTILITIES — 0.65%
	Multi-Utilities — 0.65%
25,000	OGE Energy Corp.	996,750

	Total Utilities (Cost $906,026)	996,750

TOTAL COMMON STOCKS		81,215,910

(COST $75,500,215)

   Buffalo Balanced Fund

SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)
(Continued)

FACE AMOUNT		FAIR VALUE*

CONVERTIBLE BONDS — 2.10%
HEALTH CARE — 2.10%
	Biotechnology — 2.10%
	Amylin Pharmaceuticals, Inc.
$2,300,000	2.500%, 04/15/2011	$2,285,625
1,000,000	3.000%, 06/15/2014	915,000

	Total Health Care (Cost $3,146,501)	3,200,625

TOTAL CONVERTIBLE BONDS		3,200,625

(COST $3,146,501)

CORPORATE BONDS — 24.64%
CONSUMER DISCRETIONARY — 6.82%
	Hotels Restaurants & Leisure — 2.09%
	Isle of Capri Casinos
3,500,000	7.000%, 03/01/2014	3,185,000

	Household Durables — 0.33%
	Sealy Mattress Co.
500,000	8.250%, 06/15/2014	506,250

	Media — 2.01%
	Lions Gate Entertainment Corp.
3,000,000	10.250%, 11/01/2016 (Acquired 10/16/2009 through 10/27/2009, Cost $105)(a)(b)	3,060,000

	Rail Transportation — 1.42%
	Kansas City Southern de Mexico Railway Co.
2,000,000	8.000%, 02/01/2018 (Acquired 01/07/2010, Cost $104)(a)(b)	2,160,000

	Specialty Retail — 0.97%
	United Auto Group, Inc.
1,500,000	7.750%, 12/15/2016	1,471,875

	Total Consumer Discretionary (Cost $10,102,872)	10,383,125

CONSUMER STAPLES — 2.67%
	Food & Staples Retailing — 0.66%
	Pantry, Inc.
1,000,000	7.750%, 02/15/2014	1,007,500

	Food Products — 2.01%
	Smithfield Foods, Inc.
3,000,000	7.750%, 07/01/2017	3,056,250

	Total Consumer Staples (Cost $3,928,314)	4,063,750

ENERGY — 10.11%
	Energy Equipment & Services — 0.22%
	Hornbeck Offshore Services, Inc.
350,000	8.000%, 09/01/2017	343,437

	Oil & Gas — 9.89%
	Berry Petroleum Co.
3,000,000	8.250%, 11/01/2016	3,090,000
	Frontier Oil Corp.
2,000,000	8.500%, 09/15/2016	2,090,000
	Swift Energy Co.
5,000,000	7.125%, 06/01/2017	4,975,000

FACE AMOUNT		FAIR VALUE*

ENERGY (Continued)

	United Refining Co.
$5,300,000	10.500%, 08/15/2012	$4,902,500

		15,057,500

	Total Energy (Cost $15,338,356)	15,400,937

HEALTH CARE — 2.64%
	Health Care Providers & Services — 2.64%
	Carriage Services, Inc.
3,000,000	7.875%, 01/15/2015	2,970,000
	Psychiatric Solutions, Inc.
1,000,000	7.750%, 07/15/2015	1,045,000

	Total Health Care (Cost $3,954,615)	4,015,000

INDUSTRIALS — 2.23%
	Aerospace & Defense — 0.23%
	Triumph Group Inc.
350,000	8.000%, 11/15/2017	360,500

	Commercial Services & Supplies — 0.33%
	Education Management LLC
500,000	8.750%, 06/01/2014	500,000

	Textiles, Apparel & Luxury Goods — 1.67%
	Interface, Inc.
2,445,000	9.500%, 02/01/2014	2,539,744

	Total Industrials (Cost $3,275,117)	3,400,244

RETAIL TRADE — 0.17%
	Clothing Stores — 0.17%
	Warner Chilcott Corp.
250,000	7.750%, 09/15/2018 (Acquired 08/12/2010, Cost $104)(b)	258,125

	Total Retail Trade (Cost $250,000)	258,125

TOTAL CORPORATE BONDS		37,521,181

(COST $36,849,274)

SHORT TERM INVESTMENTS — 19.26%
INVESTMENT COMPANIES — 19.26%
14,547,297	AIM STIT-Treasury Portfolio — 0.06%	14,547,297
14,794,214	Fidelity Institutional Government Portfolio — 0.06%	14,794,214

	Total Investment Companies	29,341,511

TOTAL SHORT TERM INVESTMENTS		29,341,511

(COST $29,341,511)

TOTAL INVESTMENTS — 99.32%		151,279,227
(COST $144,837,501)

Other Assets in Excess of Liabilities — 0.68%		1,034,032

TOTAL NET ASSETS — 100.00%		$152,313,259

   Buffalo Balanced Fund

SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)
(Continued)

ADR — American Depositary Receipt

PLC — Public Limited Company

 (a) Foreign Issued Security. The total value of these securities amounted to $13,291,500 (8.73% of net assets) at September 30, 2010.

 (b) Restricted security deemed liquid. The total value of restricted securities is $5,478,125 (3.60% of net assets) at September 30, 2010.

 (c) Portions of these investments are segregated as collateral for open written option contracts.

 * See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities

SCHEDULE OF OPTIONS WRITTEN
September 30, 2010 (Unaudited)

Contracts		Value

CALL OPTIONS
	Applied Materials, Inc.
1,000	Expiration: October, 2010, Exercise Price: $11.00	$74,000
	E.I. du Pont de Nemours & Co.
400	Expiration: October, 2010, Exercise Price: $45.00	26,000
	General Electric Co.
1,000	Expiration: October, 2010, Exercise Price: $17.00	16,000
	Kraft Foods Inc.
500	Expiration: December, 2010, Exercise Price: $33.00	13,500
	Wilmington Trust Corp.
236	Expiration: November, 2010, Exercise Price: $15.00	1,180

	Total Options Written (Premiums received $61,139)	$130,680

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

   Buffalo China Fund

SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

SHARES		FAIR VALUE*

COMMON STOCKS — 93.09%
CONSUMER DISCRETIONARY — 9.87%
	Automobiles — 3.52%
977,894	Chongqing Changan Automobile Co., Ltd.(a)	$874,690

	Distributors — 0.07%
25,000	Goldin Properties Holdings Ltd.(a)	16,175

	Hotels, Restaurants & Leisure — 1.30%
4,000	Ctrip.com International, Ltd. — ADR(a)	191,000
105,000	Fairwood Holdings Ltd.	131,269

		322,269

	Media — 0.74%
1,814,000	HC International, Inc.(a)(b)	182,362

	Specialty Retail — 0.84%
450,000	Hengdeli Holdings Ltd.	208,214

	Textiles, Apparel & Luxury Goods — 3.40%
290,000	Anta Sports Products LTD	672,033
300,000	China Dongxiang Group Co.	172,448
25,768,000	Tack Fat Group International Ltd.(a)(b)(c)	—

		844,481

	Total Consumer Discretionary (Cost $4,645,149)	2,448,191

CONSUMER STAPLES — 9.12%
	Food Products — 7.84%
900,000	Asian Citrus Holdings Ltd.(a)	834,145
665,000	Chaoda Modern Agriculture (Holdings) Ltd.	551,106
135,000	China Agri-Industries Holdings Ltd.	191,395
381,000	China Green (Holdings) Ltd.	368,289

		1,944,935

	Personal Products — 1.28%
32,000	Hengan International Group Co. Ltd.	319,016

	Total Consumer Staples (Cost $1,285,634)	2,263,951

ENERGY — 12.81%
	Coal & Consumable Fuels — 2.31%
138,500	China Shenhua Energy Co.	573,004

	Oil & Gas — 10.50%
662,000	China Petroleum & Chemical Corp. — Class H	587,015
660,000	CNOOC Ltd.	1,279,365
636,000	PetroChina Company Ltd.	740,197

		2,606,577

	Total Energy (Cost $2,044,433)	3,179,581

FINANCIALS — 11.26%
	Commercial Banks — 5.23%
500,000	Agricultural Bank of China Ltd. — Class H(a)	259,059
600,000	Bank Of China Ltd. — Class H	314,737
400,000	China Construction Bank — Class H	350,568
500,000	Industrial & Commercial Bank of China Ltd. — Class H	372,478

		1,296,842

   Buffalo China Fund

SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)
(Continued)

SHARES		FAIR VALUE*

FINANCIALS (Continued)

	Insurance — 3.84%
40,000	China Life Insurance Co., Ltd. — Class H	$158,013
40,000	China Taiping Insurance Holdings Co. Ltd.(a)	134,298
8,000	CNinsure, Inc. — ADR	186,960
46,500	Ping An Insurance (Group) Co. of China Ltd. — Class H	474,658

		953,929

	Real Estate Management & Development — 2.19%
90,000	China Resources Land Ltd.	183,042
40,000	Hang Lung Properties Ltd.	195,390
100,000	Shimao Property Holdings Ltd.	166,262

		544,694

	Total Financials (Cost $2,387,362)	2,795,465

HEALTH CARE — 5.29%
	Biotechnology — 1.20%
23,000	3SBio, Inc. — ADR(a)	298,540

	Health Care Equipment & Supplies — 2.43%
509,815	Golden Meditech Company Ltd.(a)	95,933
9,400	Mindray Medical International Ltd. — ADR	277,958
80,000	Shandong Weigao Group Medical Polymer Co. Ltd. — Class H	227,869

		601,760

	Pharmaceuticals — 1.66%
671,000	Hua Han Bio-Pharmaceutical Holdings Ltd. — Class H	208,421
105,000	The United Laboratories International Holdings Ltd.	203,806

		412,227

	Total Health Care (Cost $916,744)	1,312,527

INDUSTRIALS — 12.79%
	Airlines — 3.79%
75,000	Cathay Pacific Airways Ltd.	203,477
1,273,000	China Southern Airline Co. Ltd. — Class H(a)	738,318

		941,795

	Chemicals — 0.34%
145,000	Sinofert Holdings Ltd.(a)	83,537

	Commercial Services & Supplies — 0.75%
2,480,000	Jolimark Holdings Ltd.(b)	185,388

	Construction & Engineering — 1.66%
86,000	China Communications Construction Co. — Class H	81,801
128,000	China Railway Construction Corp. Ltd. — Class H	172,232
200,000	China Railway Group Ltd. — Class H	156,724

		410,757

	Electrical Equipment — 1.59%
95,000	China High Speed Transmission Equipment Group Co.	206,190
40,000	Dongfang Electric Corp. Ltd. — Class H	187,915

		394,105

	Machinery — 1.64%
250,000	China Automation Group Ltd.	201,705
120,794	China International Marine Containers (Group) Co. Ltd.(a)	206,128

		407,833

SHARES		FAIR VALUE*

INDUSTRIALS (Continued)

	Road & Rail — 0.07%
50,350	China Shipping Container Lines Company Ltd. — Class H(a)	$18,559

	Transportation Infrastructure — 2.95%
1,092,000	Anhui Expressway Co.	731,861

	Total Industrials (Cost $2,266,063)	3,173,835

INFORMATION TECHNOLOGY — 3.37%
	Communications Equipment — 1.24%
40,000	O-Net Communication Group Ltd.(a)	28,200
69,750	ZTE Corp. — Class H	277,783

		305,983

	Electronic Equipment, Instruments & Components — 0.32%
1,002,000	Kwang Sung Electronics H.K.(a)	80,068

	Internet Software & Services — 0.08%
594,000	China Lotsynergy Holdings Ltd.(a)	20,288

	IT Services — 0.93%
228,000	Travelsky Technology Ltd. — Class H	230,091

	Semiconductor & Semiconductor Equipment — 0.80%
6,600	Trina Solar Ltd. — ADR(a)	199,188

	Total Information Technology (Cost $661,229)	835,618

MATERIALS — 12.57%
	Chemicals — 0.59%
200,000	China Bluechemical Ltd. — Class H	145,382

	Construction Materials — 3.94%
168,000	Anhui Conch Cement Co. Ltd.	763,257
350,000	China Shanshui Cement Group	214,723

		977,980

	Metals & Mining — 8.04%
836,000	Aluminum Corporation Of China Ltd.(a)	788,715
203,000	Jiangxi Copper Company Ltd. — Class H	514,378
282,000	Yanzhou Coal Mining Company Ltd. — Class H	692,020

		1,995,113

	Total Materials (Cost $1,358,859)	3,118,475

TELECOMMUNICATION SERVICES — 10.67%
	Diversified Telecommunication Services — 3.88%
120,000	China Communications Services Corp. Ltd. — Class H	71,144
1,622,000	China Telecom Corp. Ltd. — Class H	890,560

		961,704

	Wireless Telecommunication Services — 6.79%
112,000	China Mobile Ltd.	1,146,871
368,000	China Unicom Ltd.	538,802

		1,685,673

	Total Telecommunication Services (Cost $2,602,485)	2,647,377

   Buffalo China Fund

SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)
(Continued)

SHARES		FAIR VALUE*

UTILITIES — 5.34%
	Independent Power Producers & Energy Traders — 4.81%
588,000	Datang International Power Generation Company Ltd. — Class H	$245,542
1,786,000	Huadian Power International Corp. Ltd. — Class H	446,566
808,000	Huaneng Power International, Inc. — Class H	502,992

		1,195,100

	Water Utilities — 0.53%
250,000	Guangdong Investment Ltd.	130,496

	Total Utilities (Cost $1,582,106)	1,325,596

TOTAL COMMON STOCKS		23,100,616

(COST $19,750,064)

SHORT TERM INVESTMENT — 1.02%
INVESTMENT COMPANIES — 1.02%
254,556	Fidelity Institutional Government Portfolio — 0.06%	254,556

	Total Investment Companies	254,556

TOTAL SHORT TERM INVESTMENT		254,556

(COST $254,556)

TOTAL INVESTMENTS — 94.11%		23,355,172
(COST $20,004,620)

Other Assets in Excess of Liabilities — 5.89%		1,460,924

TOTAL NET ASSETS — 100.00%		$24,816,096

ADR — American Depositary Receipt

 (a) Non Income Producing

 (b) Portion or all of these securities deemed illiquid. The total value of these portions amounted to $69,485 (0.28% of net assets) at September 30, 2010.

 (c) Fair valued security. The total value of these securities amounted to $0 (0.00% of net assets) at September 30, 2010.

 * See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities

As of September 30, 2010, the country diversification was as follows:

	FAIR
	VALUE	PERCENTAGE

China	$16,887,829	68.05%
Hong Kong	6,212,787	25.04%

Total Common Stock	23,100,616	93.09%
Total Short Term Investments	254,556	1.02%

Total Investments	23,355,172	94.11%
Other Assets in Excess of Liabilities	1,460,924	5.89%

TOTAL NET ASSETS	$24,816,096	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

   Buffalo Growth Fund

SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

SHARES		FAIR VALUE*

COMMON STOCKS — 93.72%
CONSUMER DISCRETIONARY — 10.74%
	Auto Components — 3.03%
61,600	Gentex Corp.	$1,201,816
68,500	Johnson Controls, Inc.	2,089,250

		3,291,066

	Hotels, Restaurants & Leisure — 4.91%
42,100	Carnival Corp.(b)	1,608,641
25,600	McDonald’s Corp.	1,907,456
39,500	Yum! Brands, Inc.	1,819,370

		5,335,467

	Leisure Equipment & Products — 1.47%
42,000	WMS Industries Inc.(a)	1,598,940

	Specialty Retail — 1.33%
36,900	Abercrombie & Fitch Co. — Class A	1,450,908

	Total Consumer Discretionary (Cost $8,774,637)	11,676,381

CONSUMER STAPLES — 3.15%
	Beverages — 1.26%
23,500	The Coca Cola Co.	1,375,220

	Household Products — 1.89%
34,215	The Procter & Gamble Co.	2,051,874

	Total Consumer Staples (Cost $2,273,005)	3,427,094

ENERGY — 5.67%
	Energy Equipment & Services — 5.67%
71,300	Baker Hughes, Inc.	3,037,380
50,700	Schlumberger Ltd.(b)	3,123,627

	Total Energy (Cost $7,933,398)	6,161,007

FINANCIALS — 7.76%
	Capital Markets — 2.04%
15,300	The Goldman Sachs Group, Inc.	2,212,074

	Commercial Banks — 2.07%
46,600	Northern Trust Corp.	2,247,984

	Diversified Financial Services — 3.65%
64,100	JPMorgan Chase & Co.	2,440,287
46,100	MSCI, Inc.(a)	1,530,981

		3,971,268

	Total Financials (Cost $9,009,344)	8,431,326

HEALTH CARE — 15.38%
	Health Care Equipment & Supplies — 8.70%
151,900	Align Technology, Inc.(a)	2,974,202
39,700	Baxter International, Inc.	1,894,087
51,400	Dentsply International, Inc.	1,643,258
22,900	Haemonetics Corp.(a)	1,340,337
26,600	Sigma-Aldrich Corp.	1,606,108

		9,457,992

   Buffalo Growth Fund

SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)
(Continued)

SHARES		FAIR VALUE*

HEALTH CARE (Continued)

	Health Care Providers & Services — 3.76%
39,700	Charles River Laboratories International, Inc.(a)	$1,316,055
111,700	Pharmaceutical Product Development, Inc.	2,769,043

		4,085,098

	Pharmaceuticals — 2.92%
31,900	Abbott Laboratories	1,666,456
24,400	Johnson & Johnson	1,511,824

		3,178,280

	Total Health Care (Cost $13,971,621)	16,721,370

INDUSTRIALS — 14.07%
	Aerospace & Defense — 1.81%
29,600	The Boeing Co.	1,969,584

	Air Freight & Logistics — 2.05%
26,000	FedEx Corp.	2,223,000

	Construction & Engineering — 2.14%
47,000	Fluor Corp.	2,327,910

	Electrical Equipment — 2.05%
42,400	Emerson Electric Co.	2,232,784

	Industrial Conglomerates — 2.03%
25,500	3M Co.	2,211,105

	Machinery — 2.17%
115,700	Chart Industries, Inc.(a)	2,355,652

	Professional Services — 1.82%
62,700	Corporate Executive Board Co.	1,978,812

	Total Industrials (Cost $13,674,424)	15,298,847

INFORMATION TECHNOLOGY — 33.92%
	Communications Equipment — 4.43%
111,700	Cisco Systems, Inc.(a)	2,446,230
52,500	QUALCOMM Inc.	2,368,800

		4,815,030

	Computers & Peripherals — 2.78%
5,000	Apple Inc.(a)	1,418,750
32,100	NetApp, Inc.(a)	1,598,259

		3,017,009

	Electronic Equipment, Instruments & Components — 3.17%
44,700	Agilent Technologies, Inc.(a)	1,491,639
12,000	Dolby Laboratories, Inc. — Class A(a)	681,720
39,100	National Instruments Corp.	1,277,006

		3,450,365

	Internet Software & Services — 4.97%
128,700	eBay Inc.(a)	3,140,280
4,300	Google Inc. — Class A(a)	2,260,897

		5,401,177

SHARES		FAIR VALUE*

INFORMATION TECHNOLOGY (Continued)

	IT Services — 4.54%
62,700	Global Payments Inc.	$2,689,203
30,200	Visa Inc.	2,242,652

		4,931,855

	Semiconductor & Semiconductor Equipment — 9.28%
41,500	Broadcom Corp. — Class A	1,468,685
10,600	Cree, Inc.(a)	575,474
102,900	Intel Corp.	1,978,767
41,000	KLA-Tencor Corp.	1,444,430
132,700	MKS Instruments, Inc.(a)	2,385,946
82,500	Texas Instruments, Inc.	2,239,050

		10,092,352

	Software — 4.75%
21,200	Citrix Systems, Inc.(a)	1,446,688
89,740	Electronic Arts Inc.(a)	1,474,428
52,500	Microsoft Corp.	1,285,725
23,400	Red Hat, Inc.(a)	959,400

		5,166,241

	Total Information Technology (Cost $31,457,962)	36,874,029

MATERIALS — 3.03%
	Chemicals — 3.03%
37,300	Monsanto Co.	1,787,789
16,700	Praxair, Inc.	1,507,342

	Total Materials (Cost $3,471,606)	3,295,131

TOTAL COMMON STOCKS		101,885,185

(COST $90,565,997)

SHORT TERM INVESTMENT — 5.09%
INVESTMENT COMPANIES — 5.09%
5,536,805	Fidelity Institutional Government Portfolio — 0.06%	5,536,805

	Total Investment Companies	5,536,805

TOTAL SHORT TERM INVESTMENT		5,536,805

(COST $5,536,805)

TOTAL INVESTMENTS — 98.81%		107,421,990
(COST $96,102,802)

Other Assets in Excess of Liabilities — 1.19%		1,295,031

TOTAL NET ASSETS — 100.00%		$108,717,021

 (a) Non Income Producing

 (b) Foreign Issued Security. The total value of these securities amounted to $4,732,268 (4.35% of net assets) at September 30, 2010.

 * See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

   Buffalo High Yield Fund

SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

SHARES OR
FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 2.30%
CONSUMER DISCRETIONARY — 2.30%
	Leisure Equipment & Products — 2.30%
121,334	WMS Industries Inc.(a)	$4,619,186

	Total Consumer Discretionary (Cost $1,600,188)	4,619,186

SPECIAL PURPOSE ENTITY — 0.00%
	Broadcasting (except Internet) — 0.00%
725,000	Adelphia Recovery Trust(a)(b)(d)	—

	Total Special Purpose Entity (Cost $712,005)	—

TOTAL COMMON STOCKS		4,619,186

(COST $2,312,193)

CONVERTIBLE PREFERRED STOCKS — 1.57%
FINANCIALS — 1.57%
	Commercial Banks — 1.57%
108,200	Boston Private Capital Trust I(a)	3,151,325

	Total Financials (Cost $5,342,000)	3,151,325

TOTAL CONVERTIBLE PREFERRED STOCKS		3,151,325

(COST $5,342,000)

PREFERRED STOCKS — 1.51%
FINANCIALS — 1.51%
	Real Estate Management & Development — 1.51%
125,000	Firstservice Corp.(e)	3,046,875

	Total Financials (Cost $2,656,250)	3,046,875

TOTAL PREFERRED STOCKS		3,046,875

(COST $2,656,250)

CONVERTIBLE BONDS — 14.34%
CONSUMER DISCRETIONARY — 0.83%
	Hotels Restaurants & Leisure — 0.26%
	Host Hotels & Resorts LP
$500,000	3.125%, 04/15/2024 (Acquired 02/19/2009, Cost $500,000)(c)	525,000

	Media — 0.57%
	The Interpublic Group of Companies, Inc.
1,000,000	4.750%, 03/15/2023	1,136,250

	Total Consumer Discretionary (Cost $1,490,000)	1,661,250

CONSUMER STAPLES — 0.14%
	Food & Staples Retailing — 0.14%
	Pantry, Inc.
300,000	3.000%, 11/15/2012	287,625

	Total Consumer Staples (Cost $255,917)	287,625

FACE AMOUNT		FAIR VALUE*

ENERGY — 1.95%
	Energy Equipment & Services — 1.95%
	Hornbeck Offshore Services Inc.
$4,500,000	1.625%, 11/15/2026	$3,921,300

	Total Energy (Cost $3,698,508)	3,921,300

FINANCIALS — 0.74%
	Capital Markets — 0.74%
	Janus Capital Group, Inc.
1,300,000	3.250%, 07/15/2014	1,488,500

	Total Financials (Cost $1,307,087)	1,488,500

HEALTH CARE — 6.88%
	Biotechnology — 1.81%
	Amylin Pharmaceuticals, Inc.
3,655,000	2.500%, 04/15/2011	3,632,156

	Health Care Equipment & Supplies — 3.48%
	American Medical Systems
137,000	3.250%, 07/01/2036	153,611
863,000	4.000%, 09/15/2041	1,072,277
	ConMed Corp.
1,500,000	2.500%, 11/15/2024	1,481,250
	SonoSite, Inc.
1,800,000	3.750%, 07/15/2014	2,018,250
	Wright Medical Group, Inc.
2,550,000	2.625%, 12/01/2014	2,279,063

		7,004,451

	Life Sciences Tools & Services — 1.59%
	Charles River Laboratories International, Inc.
3,250,000	2.250%, 06/15/2013	3,197,187

	Total Health Care (Cost $12,591,932)	13,833,794

INDUSTRIALS — 1.78%
	Electrical Equipment — 1.00%
	General Cable Corp.
2,000,000	4.500%, 11/15/2029	2,017,500

	Trading Companies & Distributors — 0.78%
	Wesco International, Inc.
960,000	6.000%, 09/15/2029	1,561,200

	Total Industrials (Cost $2,790,200)	3,578,700

INFORMATION TECHNOLOGY — 0.84%
	Semiconductors & Semiconductor Equipment — 0.84%
	Intel Corp.
1,700,000	2.950%, 12/15/2035	1,689,375

	Total Information Technology (Cost $1,687,930)	1,689,375

MATERIALS — 0.11%
	Metals & Mining — 0.11%
	Steel Dynamics, Inc.
200,000	5.125%, 06/15/2014	227,250

	Total Materials (Cost $200,000)	227,250

   Buffalo High Yield Fund

SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)
(Continued)

FACE AMOUNT		FAIR VALUE*

TELECOMMUNICATION SERVICES — 1.07%
	Diversified Telecommunication Services — 1.07%
	Ciena Corp.
$2,000,000	4.000%, 03/15/2015 (Acquired 03/09/2010, Cost $2,000,000)(c)	$2,157,500

	Total Telecommunication Services (Cost $2,000,000)	2,157,500

TOTAL CONVERTIBLE BONDS		28,845,294

(COST $26,021,574)

CORPORATE BONDS — 65.65%
CONSUMER DISCRETIONARY — 28.43%
	Hotels, Restaurants & Leisure — 8.40%
	Ameristar Casinos, Inc.
4,000,000	9.250%, 06/01/2014	4,290,000
	Gaylord Entertainment Co.
1,000,000	6.750%, 11/15/2014	985,000
	Isle of Capri Casinos
3,928,000	7.000%, 03/01/2014	3,574,480
	Penn National Gaming, Inc.
1,600,000	8.750%, 08/15/2019	1,708,000
	Pinnacle Entertainment, Inc.
2,000,000	7.500%, 06/15/2015	1,945,000
250,000	8.750%, 05/15/2020	247,500
	Royal Caribbean Cruises Ltd.
1,450,000	7.000%, 06/15/2013(e)	1,531,562
1,615,000	7.500%, 10/15/2027(e)	1,526,175
	Speedway Motorsports, Inc.
1,000,000	8.750%, 06/01/2016	1,085,000

		16,892,717

	Household Durables — 2.90%
	Jarden Corp.
2,000,000	7.500%, 05/01/2017	2,080,000
	Sealy Mattress Co.
3,600,000	8.250%, 06/15/2014	3,645,000
90,000	10.875%, 04/15/2016 (Acquired 05/15/2009, Cost $86,974)(c)	102,375

		5,827,375

	Internet & Catalog Retail — 0.57%
	HSN, Inc.
1,000,000	11.250%, 08/01/2016	1,145,000

	Media — 2.80%
	Interactive Data Corp.
500,000	10.250%, 08/01/2018 (Acquired 07/20/2010, Cost $500,000)(c)	530,000
	Lions Gate Entertainment Corp.
5,000,000	10.250%, 11/01/2016 (Acquired 10/16/2009, Cost $4,789,575)(c)(e)	5,100,000

		5,630,000

	Rail Transportation — 2.54%
	Kansas City Southern de Mexico Railway Co.
4,000,000	8.000%, 02/01/2018 (Acquired 01/07/2010, Cost $3,942,000)(c)(e)	4,320,000
	Kansas City Southern Railway Co.
650,000	13.000%, 12/15/2013	790,563

		5,110,563

FACE AMOUNT		FAIR VALUE*

CONSUMER DISCRETIONARY (Continued)

	Specialty Retail — 5.46%
	Autonation, Inc.
$2,000,000	7.000%, 04/15/2014	$2,015,000
	Sally Holdings LLC
650,000	9.250%, 11/15/2014	687,375
	Sonic Automotive, Inc.
3,500,000	9.000%, 03/15/2018	3,648,750
	United Auto Group, Inc.
4,725,000	7.750%, 12/15/2016	4,636,406

		10,987,531

	Textiles, Apparel & Luxury Goods — 5.76%
	Interface, Inc.
2,909,000	9.500%, 02/01/2014	3,021,724
	Oxford Industries, Inc.
4,500,000	11.375%, 07/15/2015	5,085,000
	Phillips Van-Heusen
3,120,000	7.750%, 11/15/2023	3,464,676

		11,571,400

	Total Consumer Discretionary (Cost $53,659,228)	57,164,586

CONSUMER STAPLES — 4.97%
	Food & Staples Retailing — 2.01%
	Pantry, Inc.
4,000,000	7.750%, 02/15/2014	4,030,000

	Food Products — 1.39%
	Smithfield Foods, Inc.
2,750,000	7.750%, 07/01/2017	2,801,562

	Personal Products — 1.57%
	Revlon Consumer Products Corp.
3,000,000	9.750%, 11/15/2015	3,165,000

	Total Consumer Staples (Cost $9,731,999)	9,996,562

ENERGY — 5.48%
	Energy Equipment & Services — 1.01%
	Gulfmark Offshore, Inc.
1,000,000	7.750%, 07/15/2014	1,008,750
	Parker Drilling Co.
1,000,000	9.125%, 04/01/2018 (Acquired Various Dates, Cost $1,000,000)(c)	1,020,000

		2,028,750

	Oil & Gas — 4.47%
	Berry Petroleum Co.
750,000	10.250%, 06/01/2014	849,375
2,000,000	8.250%, 11/01/2016	2,060,000
	Concho Resources, Inc.
1,750,000	8.625%, 10/01/2017	1,863,750
	Continental Resources, Inc.
100,000	8.250%, 10/01/2019	110,000

   Buffalo High Yield Fund

SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)
(Continued)

FACE AMOUNT		FAIR VALUE*

ENERGY (Continued)

	Inergy L.P./Inergy Finance Corp.
$3,400,000	0.069%, 12/15/2014	$3,485,000
600,000	8.250%, 03/01/2016	633,000

		9,001,125

	Total Energy (Cost $10,398,815)	11,029,875

FINANCIALS — 3.42%
	Capital Markets — 1.44%
	Janus Capital Group, Inc.
1,825,000	6.125%, 09/15/2011	1,845,743
1,000,000	6.500%, 06/15/2012	1,049,380

		2,895,123

	Commercial Services — Finance — 1.98%
	Global Cash Access Holdings, Inc.
4,000,000	8.750%, 03/15/2012	3,980,000

	Total Financials (Cost $6,564,416)	6,875,123

HEALTH CARE — 4.59%
	Health Care Equipment & Supplies — 0.61%
	Cooper Cos, Inc.
1,200,000	7.125%, 02/15/2015	1,218,000

	Health Care Providers & Services — 3.98%
	Carriage Services, Inc.
3,000,000	7.875%, 01/15/2015	2,970,000
	Davita, Inc.
1,000,000	7.250%, 03/15/2015	1,043,125
	Psychiatric Solutions, Inc.
3,110,000	7.750%, 07/15/2015	3,249,950
	Sun Healthcare Group, Inc.
700,000	9.125%, 04/15/2015	745,500

		8,008,575

	Total Health Care (Cost $8,810,661)	9,226,575

INDUSTRIALS — 10.74%
	Aerospace & Defense — 1.64%
	Triumph Group Inc.
2,150,000	8.000%, 11/15/2017	2,214,500
1,000,000	8.625%, 07/15/2018 (Acquired 05/24/2010, Cost $992,700)(c)	1,080,000

		3,294,500

	Commercial Services & Supplies — 5.93%
	Covanta Holding Corp.
1,000,000	3.250%,06/01/2014	1,128,750
	Education Management LLC
4,800,000	8.750%, 06/01/2014	4,800,000
	Greenbrier Companies, Inc.
2,000,000	8.375%, 05/15/2015	1,950,000
	Iron Mountain, Inc.
1,568,000	7.750%, 01/15/2015	1,591,520
	Mobile Mini, Inc.
2,500,000	6.875%, 05/01/2015	2,462,500

		11,932,770

FACE AMOUNT		FAIR VALUE*

INDUSTRIALS (Continued)

	Machinery — 3.17%
	Altra Holdings, Inc.
$1,500,000	8.125%, 12/01/2016	$1,567,500
	American Railcar Industries, Inc.
1,000,000	7.500%, 03/01/2014	1,007,500
	Chart Industries, Inc.
2,500,000	9.125%, 10/15/2015	2,559,375
	Gardner Denver, Inc.
1,200,000	8.000%, 05/01/2013	1,230,000

		6,364,375

	Total Industrials (Cost $20,809,346)	21,591,645

INFORMATION TECHNOLOGY — 2.33%
	Electronic Equipment, Instruments & Components — 1.17%
	Kemet Corp.
2,250,000	10.500%, 05/01/2018 (Acquired Various Dates, Cost $2,366,875)(c)	2,365,313

	Semiconductors & Semiconductor Equipment — 1.16%
	KLA-Tencor Corp.
500,000	6.900%, 05/01/2018	574,408
	National Semiconductor Corp.
1,500,000	6.600%, 06/15/2017	1,750,894

		2,325,302

	Total Information Technology (Cost $4,112,415)	4,690,615

MANUFACTURING — 2.69%
	Paper Products — 0.50%
	Cenveo Corp.
1,045,000	7.875%, 12/01/2013	1,013,650

	Pharmaceutical and Medicine Manufacturing — 2.07%
	Prestige Brands Inc.
4,000,000	8.250%, 04/01/2018	4,160,000

	Transportation Equipment — 0.12%
	Transdigm, Inc.
235,000	7.750%, 07/15/2014	238,819

	Total Manufacturing (Cost $5,192,392)	5,412,469

MATERIALS — 0.26%
	Metals & Mining — 0.26%
	Steel Dynamics, Inc.
500,000	7.625%, 03/15/2020 (Acquired 03/11/2010, Cost $500,000)(c)	521,250

	Total Materials (Cost $500,000)	521,250

RETAIL TRADE — 1.03%
	Clothing Stores — 1.03%
	Warner Chilcott Corp.
2,000,000	7.750%, 09/15/2018 (Acquired Various Dates, Cost $2,030,000)(c)	2,065,000

	Total Retail Trade (Cost $2,030,000)	2,065,000

   Buffalo High Yield Fund

SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)
(Continued)

SHARES OR
FACE AMOUNT		FAIR VALUE*

SERVICES — 1.40%
	Business Services — 1.40%
	Lamar Media Corp.
$2,750,000	6.625%, 08/15/2015	$2,809,375

	Total Services (Cost $2,621,460)	2,809,375

TELECOMMUNICATION SERVICES — 0.31%
	Wired Telecommunications Carriers — 0.31%
	Susser Holdings LLC / Susser Finance Corp.
600,000	8.500%, 05/15/2016	627,000

	Total Information (Cost $593,070)	627,000

TOTAL CORPORATE BONDS		132,010,075

(COST $125,023,802)

SHORT TERM INVESTMENTS — 12.83%
INVESTMENT COMPANIES — 12.83%
6,282,616	AIM STIT-Treasury Portfolio — 0.06%	6,282,616
19,509,837	Fidelity Institutional Government Portfolio — 0.06%	19,509,837

	Total Investment Companies	25,792,453

TOTAL SHORT TERM INVESTMENTS		25,792,453

(COST $25,792,453)

TOTAL INVESTMENTS — 98.20%		197,465,208
(COST $187,148,272)

Other Assets in Excess of Liabilities — 1.80%		3,625,932

TOTAL NET ASSETS — 100.00%		$201,091,140

 (a) Non Income Producing

 (b) Illiquid Security. The total value of these securities amounted to $0 (0.00% of net assets) at September 30, 2010.

 (c) Restricted security deemed liquid. The total value of restricted securities is $19,786,438 (9.84% of net assets) at September 30, 2010.

 (d) Fair valued security. The total value of these securities amounted to $0 (0.00% of net assets) at September 30, 2010.

 (e) Foreign issued security. The total value of these securities amounted to $15,524,612 (7.72% of net assets) at September 30, 2010.

 * See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

   Buffalo International Fund

SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

SHARES		FAIR VALUE*

COMMON STOCKS — 88.84%
AUSTRIA — 0.44%
	Oil & Gas — 0.44%
4,000	OMV AG	$149,740

	Total Austria (Cost $173,180)	149,740

BERMUDA — 2.90%
	Food Products — 2.43%
900,000	Asian Citrus Holdings Ltd.(a)	834,145

	Semiconductors & Semiconductor Equipment — 0.47%
9,200	Marvell Technology Group Ltd.(a)	161,092

	Total Bermuda (Cost $661,349)	995,237

BRAZIL — 7.89%
	Diversified Financial Services — 3.30%
135,320	BM&F BOVESPS SA	1,132,465

	Health Care Providers & Services — 1.07%
10,000	Diagnosticos da America	118,617
20,000	Fleury SA(a)	248,109

		366,726

	Household Durables — 1.12%
24,700	Gafisa S.A. — ADR	382,603

	Real Estate Management & Development — 1.21%
6,000	BR Properties SA	57,801
16,000	Iguatemi Empresa de Shopping Centers SA	357,636

		415,437

	Water Utilities — 1.19%
600	Companhia de Saneamento Basico do Estado de Sao Paulo — SABESP — ADR	27,306
25,000	Companhia de Saneamento de Minas Gerais — Copasa MG	382,388

		409,694

	Total Brazil (Cost $2,157,466)	2,706,925

CAYMAN ISLANDS — 7.71%
	Application Software — 0.20%
5,000	ChinaCache International Holdings Ltd. — ADR(a)	69,500

	Biotechnology — 0.98%
26,000	3SBio, Inc. — ADR(a)	337,480

	Communications Equipment — 0.95%
460,000	O-Net Communication Group Ltd.(a)	324,301

	Construction Materials — 0.89%
500,000	China Shanshui Cement Group	306,747

	Health Care Equipment & Supplies — 1.97%
47,800	China Kanghui Holdings, Inc. — ADR(a)	677,326

	Hotels, Restaurants & Leisure — 0.96%
6,900	Ctrip.com International, Ltd. — ADR(a)	329,475

	Semiconductor & Semiconductor Equipment — 1.23%
16,100	Solarfun Power Holdings Co., Ltd. — ADR(a)	211,715
6,900	Trina Solar Ltd. — ADR(a)	208,242

		419,957

   Buffalo International Fund

SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)
(Continued)

SHARES		FAIR VALUE*

CAYMAN ISLANDS — 7.71% (Continued)

	Specialty Retail — 0.53%
392,000	Hengdeli Holdings Ltd.	$181,377

	Total Cayman Islands (Cost $1,825,389)	2,646,163

CHILE — 0.99%
	Beverages — 0.99%
6,100	Compania Cervecerias Unidas S.A. — ADR	339,465

	Total Chile (Cost $234,637)	339,465

CHINA — 5.85%
	Commercial Banks — 0.38%
250,000	Agricultural Bank of China Ltd. — Class H(a)	129,530

	Communications Equipment — 0.58%
50,000	ZTE Corp. — Class H	199,127

	Food Products — 2.92%
690,498	Chaoda Modern Agriculture (Holdings) Ltd.	572,237
445,000	China Green (Holdings) Ltd.	430,154

		1,002,391

	Health Care Equipment & Supplies — 1.02%
11,800	Mindray Medical International Ltd. — ADR	348,926

	Insurance — 0.95%
14,000	CNinsure, Inc. — ADR	327,180

	Total China (Cost $1,761,622)	2,007,154

DENMARK — 0.35%
	Electrical Equipment — 0.35%
3,200	Vestas Wind System A/S(a)	120,583

	Total Denmark (Cost $205,740)	120,583

FRANCE — 4.38%
	Beverages — 0.51%
2,100	Pernod Ricard SA	175,348

	Food Products — 0.52%
3,000	DANONE S.A.	179,438

	Machinery — 1.10%
3,800	Vallourec SA	377,493

	Multi-Utilities — 0.38%
4,966	Veolia Environnement — ADR	130,904

	Software — 0.97%
4,500	Dassault Systemes S.A.	331,025

	Textiles, Apparel & Luxury Goods — 0.90%
2,100	LVMH Moet Hennessy Louis Vuitton SA	308,040

	Total France (Cost $1,524,947)	1,502,248

GERMANY — 7.93%
	Chemicals — 1.22%
6,000	Bayer AG	418,382

	Food Products — 0.82%
1,700	KWS Saat AG	279,726

SHARES		FAIR VALUE*

GERMANY — 7.93% (Continued)

	Health Care Equipment & Supplies — 0.49%
2,100	Fresenius SE	$168,105

	Household Products — 1.31%
9,900	Henkel KGaA	448,276

	Software — 0.80%
5,600	SAP AG — ADR	276,136

	Textiles, Apparel & Luxury Goods — 3.29%
9,200	Adidas AG	569,529
1,700	Puma AG Rudolf Dassler Sport	560,842

		1,130,371

	Total Germany (Cost $2,535,138)	2,720,996

GUERNSEY — 1.62%
	IT Services — 1.62%
19,400	Amdocs Ltd.(a)	556,004

	Total Guernsey (Cost $561,227)	556,004

HONG KONG — 7.52%
	Health Care Equipment & Supplies — 0.70%
84,000	Shandong Weigao Group Medical Polymer Co. Ltd. — Class H	239,262

	Hotels, Restaurants & Leisure — 1.11%
75,000	Cafe De Coral Holdings Ltd.	213,144
135,000	Fairwood Holdings Ltd.	168,775

		381,919

	IT Services — 1.24%
422,000	Travelsky Technology Ltd. — Class H	425,870

	Real Estate Management & Development — 1.52%
7,000	Cheung Kong (Holdings) Ltd.	106,098
85,000	Hang Lung Properties Ltd.	415,203

		521,301

	Textiles, Apparel & Luxury Goods — 1.52%
225,000	Anta Sports Products LTD	521,405

	Water Utilities — 1.43%
940,000	Guangdong Investment Ltd.	490,665

	Total Hong Kong (Cost $1,657,782)	2,580,422

INDIA — 1.35%
	Pharmaceuticals — 1.35%
14,400	Dr. Reddy’s Laboratories Ltd. — ADR	463,968

	Total India (Cost $227,865)	463,968

INDONESIA — 0.29%
	Hotels, Restaurants & Leisure — 0.29%
100,000	PT Fastfood Indonesia(b)	100,840

	Total Indonesia (Cost $73,746)	100,840

   Buffalo International Fund

SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)
(Continued)

SHARES		FAIR VALUE*

ISRAEL — 2.18%
	Pharmaceuticals — 2.18%
14,200	Teva Pharmaceutical Industries Ltd. — ADR	$749,050

	Total Israel (Cost $701,804)	749,050

JAPAN — 3.90%
	Commercial Services & Supplies — 0.46%
3,500	SECOM CO., LTD	158,062

	Electronic Equipment, Instruments & Components — 1.35%
34,000	Nippon Electric Glass Co., Ltd.	463,488

	Multiline Retail — 0.73%
7,500	Ryohin Keikaku Co.	251,557

	Specialty Retail — 1.36%
3,300	FAST RETAILING CO., Ltd.	464,878

	Total Japan (Cost $1,373,110)	1,337,985

LUXEMBOURG — 1.62%
	Wireless Telecommunication Services — 1.62%
5,800	Millicom International Cellular S.A.	556,510

	Total Luxembourg (Cost $339,197)	556,510

MALAYSIA — 2.19%
	Airlines — 2.19%
1,030,000	Airasia Berhad(a)	750,729

	Total Malaysia (Cost $417,242)	750,729

MEXICO — 1.57%
	Wireless Telecommunication Services — 1.57%
10,100	America Movil SAB de C.V. — ADR	538,633

	Total Mexico (Cost $503,126)	538,633

NETHERLANDS — 2.28%
	Food Products — 0.97%
11,100	Unilever NV — NY Shares — ADR	331,668

	Industrial Conglomerates — 1.31%
14,400	Koninklijke (Royal) Philips Electronics N.V. — ADR	451,008

	Total Netherlands (Cost $833,455)	782,676

NORWAY — 0.82%
	Commercial Services & Supplies — 0.82%
47,000	Tomra Systems Asa	279,707

	Total Norway (Cost $277,455)	279,707

SINGAPORE — 3.16%
	Diversified Financial Services — 1.99%
25,500	Jardine Strategic Holdings Ltd.(a)	683,400

	Hotels, Restaurants & Leisure — 0.45%
90,000	Mandarin Oriental International Ltd.	153,900

SHARES		FAIR VALUE*

SINGAPORE — 3.16% (Continued)

	Water Utilities — 0.72%
105,000	Hyflux Ltd.	$248,308

	Total Singapore (Cost $807,726)	1,085,608

SWEDEN — 1.32%
	Communications Equipment — 0.76%
23,800	Telefonaktirbolaget LM Ericsson — ADR	261,086

	Credit Intermediation and Related Activities — 0.05%
1,400	Swedbank AB — ADR	19,390

	Specialty Retail — 0.51%
4,800	Hennes & Mauritz AB (H&M) — Class B	173,831

	Total Sweden (Cost $437,263)	454,307

SWITZERLAND — 11.83%
	Commercial Banks — 2.27%
21,400	Julius Baer Group Ltd.	778,993

	Capital Markets — 2.91%
25,500	EFG International AG	294,535
46,400	GAM Holding Ltd.	703,567

		998,102

	Chemicals — 1.48%
10,200	Syngenta Ag — ADR	507,858

	Food Products — 0.90%
5,800	Nestle SA	308,991

	Health Care Equipment & Supplies — 1.03%
1,000	Sonova Holding AG	122,119
2,000	Synthes, Inc.	231,211

		353,330

	Management Consulting Services — 0.62%
10,100	ABB Ltd. — ADR	213,312

	Software — 1.52%
17,000	Temenos Group AG(a)	520,735

	Textiles, Apparel & Luxury Goods — 1.10%
1,000	Swatch Group AG	376,228

	Total Switzerland (Cost $3,625,270)	4,057,549

TAIWAN, PROVINCE OF CHINA — 1.80%
	Semiconductor & Semiconductor Equipment — 1.80%
60,781	Taiwan Semiconductor Manufacturing Company Ltd. — ADR	616,319

	Total Taiwan, Province of China (Cost $585,211)	616,319

UNITED KINGDOM — 5.63%
	Beverages — 1.57%
7,800	Diageo plc — ADR	538,278

	Capital Markets — 1.54%
23,500	Schroders PLC	530,852

	Health Care Equipment & Supplies — 1.27%
9,600	Smith & Nephew plc — ADR	435,840

   Buffalo International Fund

SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)
(Continued)

SHARES		FAIR VALUE*

UNITED KINGDOM — 5.63% (Continued)

	Internet Software & Services — 1.25%
55,000	Telecity Group PLC(a)	$428,108

	Total United Kingdom (Cost $1,783,369)	1,933,078

UNITED STATES — 1.32%
	Capital Markets — 0.70%
15,800	Artio Global Investors Inc.	241,740

	Software — 0.62%
10,700	AsiaInfo-Linkage Inc.(a)	211,111

	Total United States (Cost $641,664)	452,851

TOTAL COMMON STOCKS		30,484,747

(COST $25,925,980)

PREFERRED STOCKS — 2.72%
BRAZIL — 2.72%
	Beverages — 1.01%
2,800	Companhia de Bebidas das Americas (AMBEV) — ADR	346,584

	Oil & Gas — 1.71%
17,900	Petroleo Brasileiro S.A. — ADR	587,478

	Total Brazil (Cost $775,217)	934,062

TOTAL PREFERRED STOCKS		934,062

(COST $775,217)

SHORT TERM INVESTMENT — 4.88%
INVESTMENT COMPANIES — 4.88%
1,674,009	Fidelity Institutional Government Portfolio — 0.06%	1,674,009

	Total Investment Companies	1,674,009

TOTAL SHORT TERM INVESTMENT		1,674,009

(COST $1,674,009)

TOTAL INVESTMENTS — 96.44%		33,092,818
(COST $28,375,206)

Other Assets in Excess of Liabilities — 3.56%		1,221,683

TOTAL NET ASSETS — 100.00%		$34,314,501

ADR — American Depositary Receipt

PLC — Public Limited Company

 (a) Non Income Producing

 (b) Portion or all of these securities deemed illiquid. The total value of these portions amounted to $27,452 (0.08% of net assets) at September 30, 2010.
 * See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

As of September 30, 2010, the Fund’s industry diversification was as follows:

	FAIR
	VALUE	PERCENTAGE

Common Stocks
Airlines	$750,729	2.19%
Application Software	69,500	0.20%
Beverage	1,053,091	3.07%
Biotechnology	337,480	0.98%
Capital Markets	1,770,694	5.16%
Chemicals	926,240	2.70%
Commercial Banks	908,523	2.65%
Commercial Service & Supplies	437,769	1.28%
Communications Equipment	784,514	2.29%
Construction Materials	306,747	0.89%
Credit Intermediation & Related Activity	19,390	0.06%
Diversified Financial Services	1,815,865	5.29%
Electrical Equipment	120,583	0.35%
Electronic Equipment, Instruments & Components	463,488	1.35%
Food Products	2,936,359	8.55%
Health Care Equipment & Supplies	2,222,789	6.48%
Health Care Providers & Services	366,726	1.07%
Hotels, Restaurants & Leisure	966,134	2.82%
Household Durable	382,603	1.11%
Household Products	448,276	1.31%
Industrial Conglomerates	451,008	1.31%
Insurance	327,180	0.95%
Internet Software & Services	428,108	1.25%
IT Services	981,874	2.86%
Machinery	377,493	1.10%
Management Consulting Services	213,312	0.62%
Multiline Retail	251,557	0.73%
Multi-Utilities	130,904	0.38%
Oil & Gas	149,740	0.44%
Pharmaceuticals	1,213,018	3.54%
Real Estate Management & Development	936,738	2.73%
Semiconductor & Semiconductor Equipment	1,197,368	3.49%
Software	1,339,007	3.90%
Specialty Retail	820,086	2.39%
Textiles, Apparel & Luxury Goods	2,336,044	6.81%
Water Utilities	1,148,667	3.35%
Wireless Telecommunications	1,095,143	3.19%

Total Common Stocks	30,484,747	88.84%
Preferred Stocks
Beverage	346,584	1.01%
Oil & Gas	587,478	1.71%

Total Preferred Stocks	934,062	2.72%
Short Term Investments
Investment Companies	1,674,009	4.88%

Total Short Term Investments	1,674,009	4.88%
Total Investments	33,092,818	96.44%
Other Assets in Excess of Liabilities	1,221,683	3.56%

TOTAL NET ASSETS	$34,314,501	100.00%

The accompanying notes are an integral part of these financial statements.

   Buffalo Large Cap Fund

SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

SHARES		FAIR VALUE*

COMMON STOCKS — 98.33%
CONSUMER DISCRETIONARY — 11.27%
	Diversified Consumer Services — 1.53%
9,500	Apollo Group, Inc. — Class A(a)	$487,825

	Media — 4.72%
13,350	Viacom Inc. — Class B	483,137
30,800	The Walt Disney Co.	1,019,788

		1,502,925

	Specialty Retail — 3.15%
25,500	Abercrombie & Fitch Co. — Class A	1,002,660

	Textiles, Apparel & Luxury Goods — 1.87%
6,600	Polo Ralph Lauren Corp.	593,076

	Total Consumer Discretionary (Cost $3,203,068)	3,586,486

CONSUMER STAPLES — 6.19%
	Food & Staples Retailing — 3.38%
16,700	Costco Wholesale Corp.	1,076,983

	Personal Products — 2.81%
27,800	Avon Products, Inc.	892,658

	Total Consumer Staples (Cost $1,609,968)	1,969,641

ENERGY — 2.65%
	Energy Equipment & Services — 2.65%
13,679	Schlumberger Ltd.(b)	842,763

	Total Energy (Cost $650,983)	842,763

FINANCIALS — 14.86%
	Commercial Banks — 2.67%
17,600	Northern Trust Corp.	849,024

	Diversified Financial Services — 12.19%
19,700	American Express Co.	827,991
39,900	Bank of America Corp.	523,089
8,700	Franklin Resources, Inc.	930,030
23,300	JPMorgan Chase & Co.	887,031
14,200	T. Rowe Price Group, Inc.	710,923

		3,879,064

	Total Financials (Cost $3,866,769)	4,728,088

HEALTH CARE — 18.66%
	Biotechnology — 4.40%
39,300	Gilead Sciences, Inc.(a)	1,399,473

	Health Care Equipment & Supplies — 5.67%
14,750	Becton, Dickinson and Co.	1,092,975
11,800	Sigma-Aldrich Corp.	712,484

		1,805,459

SHARES		FAIR VALUE*

HEALTH CARE (Continued)

	Pharmaceuticals — 8.59%
8,600	Bayer AG — ADR(b)	$599,162
38,600	Forest Laboratories, Inc.(a)	1,193,898
25,600	Merck & Co., Inc.	942,336

		2,735,396

	Total Health Care (Cost $5,035,322)	5,940,328

INDUSTRIALS — 8.29%
	Aerospace & Defense — 2.45%
11,700	The Boeing Co.	778,518

	Air Freight & Logistics — 2.87%
10,700	FedEx Corp.	914,850

	Construction & Engineering — 2.97%
19,100	Fluor Corp.	946,023

	Total Industrials (Cost $1,755,294)	2,639,391

INFORMATION TECHNOLOGY — 33.08%
	Communications Equipment — 7.45%
34,200	Cisco Systems, Inc.(a)	748,980
26,200	Corning, Inc.	478,936
25,300	QUALCOMM Inc.	1,141,536

		2,369,452

	Computers & Peripherals — 2.06%
13,200	NetApp, Inc.(a)	657,228

	Electronic Equipment, Instruments & Components — 1.78%
17,000	Agilent Technologies, Inc.(a)	567,290

	Internet Software & Services — 6.49%
54,800	eBay Inc.(a)	1,337,120
51,300	Yahoo!, Inc.(a)	726,921

		2,064,041

	Semiconductor & Semiconductor Equipment — 12.59%
81,000	Applied Materials, Inc.	946,080
24,200	Broadcom Corp. — Class A	856,438
67,100	Intel Corp.	1,290,333
33,700	Texas Instruments, Inc.	914,618

		4,007,469

	Software — 2.71%
52,400	Electronic Arts Inc.(a)	860,932

	Total Information Technology (Cost $10,786,610)	10,526,412

   Buffalo Large Cap Fund

SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)
(Continued)

SHARES		FAIR VALUE*

MATERIALS — 3.33%
	Chemicals — 3.33%
22,100	Monsanto Co.	$1,059,253

	Total Materials (Cost $1,440,100)	1,059,253

TOTAL COMMON STOCKS		31,292,362

(COST $28,348,114)

SHORT TERM INVESTMENT — 1.87%
INVESTMENT COMPANIES — 1.87%
595,104	Fidelity Institutional Government Portfolio — 0.06%	595,104

	Total Investment Companies	595,104

TOTAL SHORT TERM INVESTMENT		595,104

(COST $595,104)

TOTAL INVESTMENTS — 100.20%		31,887,466
(COST $28,943,218)

Liabilities in Excess of Other Assets — (0.20)%		(62,240)

TOTAL NET ASSETS — 100.00%		$31,825,226

ADR — American Depositary Receipt

 (a) Non Income Producing

 (b) Foreign issued security. The total value of these securities amounted to $1,441,925 (4.53% of net assets) at September 30, 2010.

 * See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

   Buffalo Micro Cap Fund

SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

SHARES		FAIR VALUE*

COMMON STOCKS — 92.35%
CONSUMER DISCRETIONARY — 17.55%
	Diversified Consumer Services — 3.86%
59,500	National American University Holdings, Inc.	$399,840
27,300	Universal Technical Institute, Inc.	533,715

		933,555

	Hotels, Restaurants & Leisure — 4.90%
77,998	McCormick & Schmick’s Seafood Restaurants, Inc.(a)	606,824
36,200	Shuffle Master, Inc.(a)	304,442
7,200	Steiner Leisure Ltd.(a)(b)	274,320

		1,185,586

	Internet & Catalog Retail — 1.49%
20,600	Petmed Express, Inc.	360,500

	Specialty Retail — 4.30%
145,500	Coldwater Creek, Inc.(a)	766,785
10,000	Vitamin Shoppe, Inc.(a)	274,500

		1,041,285

	Textiles, Apparel & Luxury Goods — 3.00%
81,355	The Dixie Group, Inc.(a)	246,506
20,100	Oxford Industries, Inc.	477,978

		724,484

	Total Consumer Discretionary (Cost $4,241,118)	4,245,410

CONSUMER STAPLES — 1.37%
	Food Products — 1.37%
85,600	Smart Balance, Inc.(a)	332,128

	Total Consumer Staples (Cost $481,820)	332,128

FINANCIALS — 8.86%
	Capital Markets — 3.15%
76,600	Sanders Morris Harris Group, Inc.	433,556
7,100	Stifel Financial Corp.(a)	328,659

		762,215

	Diversified Financial Services — 5.71%
12,800	Cohen & Steers, Inc.	277,760
64,900	MarketAxess Holdings, Inc.	1,102,002

		1,379,762

	Total Financials (Cost $1,887,912)	2,141,977

HEALTH CARE — 17.12%
	Health Care Equipment & Supplies — 11.82%
55,700	Align Technology, Inc.(a)	1,090,606
11,800	ICU Medical, Inc.(a)	440,022
13,925	Meridian Bioscience, Inc.	304,679
11,050	Neogen Corp.(a)	374,043
92,500	Orthovita, Inc.(a)	209,975
13,100	Sonosite, Inc.(a)	438,981

		2,858,306

	Health Care Providers & Services — 1.83%
17,000	National Research Corp.	443,360

   Buffalo Micro Cap Fund

SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)
(Continued)

SHARES		FAIR VALUE*

HEALTH CARE — 17.12% (Continued)

	Health Care Technology — 2.40%
44,300	Omnicell, Inc.(a)	$579,444

	Life Sciences Tools & Services — 1.07%
12,000	ICON PLC — ADR(a)(b)	259,440

	Total Health Care (Cost $2,475,342)	4,140,550

INDUSTRIALS — 8.45%
	Construction & Engineering — 2.81%
41,500	MYR Group Inc.(a)	680,185

	Machinery — 1.87%
22,200	Chart Industries, Inc.(a)	451,992

	Professional Services — 3.77%
16,900	Exponent, Inc.(a)	567,671
17,600	Heidrick & Struggles International, Inc.	342,848

		910,519

	Total Industrials (Cost $2,094,595)	2,042,696

INFORMATION TECHNOLOGY — 34.52%
	Communications Equipment — 0.99%
15,300	Ciena Corp.(a)	238,221

	Computers & Peripherals — 4.34%
21,792	Rimage Corp.(a)	358,260
24,900	Stratasys, Inc.(a)	690,228

		1,048,488

	Electronic Equipment & Instruments — 3.84%
16,400	DTS, Inc.(a)	625,988
27,300	Electro Scientific Industries, Inc.(a)	303,303

		929,291

	Internet Software & Services — 9.41%
12,102	comScore Inc.(a)	284,639
93,000	DivX, Inc.(a)	886,290
60,700	Internap Network Services Corp.(a)	298,037
40,900	The Knot, Inc.(a)	373,417
52,300	NIC, Inc.	433,567

		2,275,950

	IT Services — 4.11%
28,000	Integral Systems, Inc(a)	206,640
27,100	Meru Networks, Inc.(a)	467,204
25,000	SPS Commerce Inc.(a)	320,500

		994,344

	Professional, Scientific, and Technical Services — 2.99%
90,278	Deltek, Inc.(a)	723,127

	Semiconductor & Semiconductor Equipment — 2.82%
11,600	Cabot Microelectronics Corp.(a)	373,288
14,000	Supertex, Inc.(a)	309,680

		682,968

SHARES		FAIR VALUE*

INFORMATION TECHNOLOGY — 34.52% (Continued)

	Software — 6.02%
16,500	ACI Worldwide, Inc.(a)	$369,435
47,000	PDF Solutions, Inc.(a)	173,900
56,800	PROS Holdings, Inc.(a)	527,104
22,500	Radiant Systems, Inc.(a)	384,750

		1,455,189

	Total Information Technology (Cost $7,764,825)	8,347,578

MATERIALS — 4.48%
	Chemicals — 2.85%
46,500	Landec Corp.(a)	288,765
18,600	STR Holdings Inc.(a)	400,644

		689,409

	Metals & Mining — 1.63%
40,000	Horsehead Holding Corp.(a)	394,800

	Total Materials (Cost $918,137)	1,084,209

TOTAL COMMON STOCKS		22,334,548

(COST $19,863,750)

SHORT TERM INVESTMENT — 7.99%
INVESTMENT COMPANIES — 7.99%
1,931,827	Fidelity Institutional Government Portfolio — 0.06%	1,931,827

	Total Investment Companies	1,931,827

TOTAL SHORT TERM INVESTMENT		1,931,827

(COST $1,931,827)

TOTAL INVESTMENTS — 100.34%		24,266,375
(COST $21,795,577)

Liabilities in Excess of Other Assets — (0.34)%		(82,578)

TOTAL NET ASSETS — 100.00%		$24,183,797

ADR — American Depositary Receipt

PLC — Public Limited Company

 (a) Non Income Producing

 (b) Foreign issued security. The total value of these securities amounted to $533,760 (2.21% of net assets) at September 30, 2010.
 * See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

   Buffalo Mid Cap Fund

SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

SHARES		FAIR VALUE*

COMMON STOCKS — 92.12%
CONSUMER DISCRETIONARY — 22.42%
	Auto Components — 4.65%
220,800	Autoliv, Inc.	$14,424,864
713,000	Gentex Corp.	13,910,630

		28,335,494

	Educational Services — 0.44%
181,300	Education Management Corp.(a)	2,661,484

	Hotels, Restaurants & Leisure — 4.24%
88,400	Chipotle Mexican Grill, Inc.(a)	15,204,800
270,175	Life Time Fitness, Inc.(a)	10,663,807

		25,868,607

	Leisure Equipment & Products — 1.42%
597,600	International Game Technology	8,635,320

	Specialty Retail — 9.65%
431,800	Abercrombie & Fitch Co. — Class A	16,978,376
1,283,400	Chico’s FAS, Inc.	13,501,368
329,800	PETsMART, Inc.	11,543,000
169,300	Tiffany & Co.	7,955,407
281,500	Urban Outfitters, Inc.(a)	8,850,360

		58,828,511

	Textiles, Apparel & Luxury Goods — 2.02%
137,200	Polo Ralph Lauren Corp.	12,328,792

	Total Consumer Discretionary (Cost $105,493,192)	136,658,208

CONSUMER STAPLES — 1.89%
	Food & Staples Retailing — 1.89%
309,500	Whole Foods Market, Inc.(a)	11,485,545

	Total Consumer Staples (Cost $12,461,601)	11,485,545

FINANCIALS — 9.91%
	Capital Markets — 2.11%
442,900	Eaton Vance Corp.	12,861,816

	Diversified Financial Services — 7.80%
1,105,400	Janus Capital Group, Inc.	12,104,130
295,200	Morningstar, Inc.(a)	13,154,112
380,500	MSCI, Inc.(a)	12,636,405
192,400	T. Rowe Price Group, Inc.	9,632,506

		47,527,153

	Total Financials (Cost $54,822,110)	60,388,969

HEALTH CARE — 13.65%
	Biotechnology — 2.05%
599,800	Amylin Pharmaceuticals, Inc.(a)	12,505,830

	Health Care Equipment & Supplies — 3.94%
329,400	Dentsply International, Inc.	10,530,918
199,200	Qiagen N.V.(a)(b)	3,533,808
164,800	Sigma-Aldrich Corp.	9,950,624

		24,015,350

SHARES		FAIR VALUE*

HEALTH CARE (Continued)

	Health Care Providers & Services — 4.19%
361,400	Charles River Laboratories International, Inc.(a)	$11,980,410
546,000	Pharmaceutical Product Development, Inc.	13,535,340

		25,515,750

	Life Sciences Tools & Services — 0.08%
43,483	Furiex Pharmaceuticals Inc.(a)	490,487

	Pharmaceuticals — 3.39%
433,200	Forest Laboratories, Inc.(a)	13,398,876
244,500	Medicis Pharmaceutical Corp. — Class A	7,249,425

		20,648,301

	Total Health Care (Cost $76,747,112)	83,175,718

INDUSTRIALS — 15.36%
	Commercial Services & Supplies — 11.62%
807,800	Career Education Corp.(a)	17,343,466
642,300	Covanta Holding Corp.	10,116,225
241,200	DeVry, Inc.	11,869,452
202,000	Hewitt Associates, Inc. — Class A(a)	10,186,860
490,250	Iron Mountain, Inc.	10,952,185
147,794	ITT Educational Services, Inc.(a)	10,385,485

		70,853,673

	Construction & Engineering — 1.79%
571,300	Quanta Services, Inc.(a)	10,900,404

	Professional Services — 1.95%
915,500	Monster Worldwide, Inc.(a)	11,864,880

	Total Industrials (Cost $95,591,212)	93,618,957

INFORMATION TECHNOLOGY — 24.26%
	Computers & Peripherals — 1.66%
203,600	NetApp, Inc.(a)	10,137,244

	Electronic Equipment, Instruments & Components — 1.44%
154,800	Dolby Laboratories, Inc. — Class A(a)	8,794,188

	Internet Software & Services — 1.66%
201,200	Akamai Technologies, Inc.(a)	10,096,216

	IT Services — 4.01%
225,600	Fiserv, Inc.(a)	12,141,792
286,400	Global Payments Inc.	12,283,696

		24,425,488

	Semiconductor & Semiconductor Equipment — 7.01%
204,300	Cree, Inc.(a)	11,091,447
563,100	KLA-Tencor Corp.	19,838,013
921,300	National Semiconductor Corp.	11,765,001

		42,694,461

   Buffalo Mid Cap Fund

SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)
(Continued)

SHARES		FAIR VALUE*

INFORMATION TECHNOLOGY (Continued)

	Software — 8.48%
263,100	Citrix Systems, Inc.(a)	$17,953,944
808,800	Electronic Arts Inc.(a)	13,288,584
74,500	F5 Networks, Inc.(a)	7,733,845
310,200	Red Hat, Inc.(a)	12,718,200

		51,694,573

	Total Information Technology (Cost $105,867,847)	147,842,170

MATERIALS — 1.90%
	Chemicals — 1.90%
169,200	FMC Corp.	11,574,972

	Total Materials (Cost $9,605,756)	11,574,972

TELECOMMUNICATION SERVICES — 2.73%
	Diversified Telecommunication Services — 2.73%
669,600	NeuStar, Inc.(a)	16,646,256

	Total Telecommunication Services (Cost $16,500,306)	16,646,256

TOTAL COMMON STOCKS		561,390,795

(COST $477,089,135)

SHORT TERM INVESTMENT — 8.24%
INVESTMENT COMPANIES — 8.24%
50,244,150	Fidelity Institutional Government Portfolio — 0.06%	50,244,150

	Total Investment Companies	50,244,150

TOTAL SHORT TERM INVESTMENT		50,244,150

(COST $50,244,150)

TOTAL INVESTMENTS — 100.36%		611,634,945
(COST $527,333,285)

Liabilities in Excess of Other Assets — (0.36)%		(2,187,114)

TOTAL NET ASSETS — 100.00%		$609,447,831

 (a) Non Income Producing

 (b) Foreign issued security. The total value of these securities amounted to $3,533,808 (0.58% of net assets) at September 30, 2010.
 * See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

   Buffalo Science & Technology Fund

SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

SHARES		FAIR VALUE*

COMMON STOCKS — 94.29%
ENERGY — 3.64%
	Energy Equipment & Services — 3.64%
83,100	Baker Hughes, Inc.	$3,540,060
95,225	Schlumberger Ltd.(b)	5,866,812

	Total Energy (Cost $7,594,912)	9,406,872

FINANCIALS — 1.08%
	Insurance — 1.08%
216,400	eHealth, Inc.(a)	2,795,888

	Total Financials (Cost $2,790,049)	2,795,888

HEALTH CARE — 27.24%
	Biotechnology — 4.61%
313,600	Amylin Pharmaceuticals, Inc.(a)	6,538,560
151,300	Gilead Sciences, Inc.(a)	5,387,793

		11,926,353

	Health Care Equipment & Supplies — 9.68%
416,200	Align Technology, Inc.(a)	8,149,196
154,600	American Medical Systems Holdings, Inc.(a)	3,027,068
44,400	Becton, Dickinson and Co.	3,290,040
88,300	Dentsply International, Inc.	2,822,951
116,800	NuVasive, Inc.(a)	4,104,352
743,665	Orthovita, Inc.(a)	1,688,120
32,200	Varian Medical Systems, Inc.(a)	1,948,100

		25,029,827

	Health Care Providers & Services — 4.29%
137,100	Charles River Laboratories International, Inc.(a)	4,544,865
264,400	Pharmaceutical Product Development, Inc.	6,554,476

		11,099,341

	Health Care Technology — 1.45%
113,900	athenahealth Inc.(a)	3,760,978

	Life Sciences Tools & Services — 1.28%
53,800	Techne Corp.	3,321,074

	Pharmaceuticals — 5.93%
240,200	Forest Laboratories, Inc.(a)	7,429,386
137,700	Medicis Pharmaceutical Corp. — Class A	4,082,805
104,000	Merck & Co., Inc.	3,828,240

		15,340,431

	Total Health Care (Cost $63,563,812)	70,478,004

INDUSTRIALS — 5.51%
	Construction & Engineering — 2.06%
55,600	Fluor Corp.	2,753,868
134,700	Quanta Services, Inc.(a)	2,570,076

		5,323,944

	Machinery — 1.65%
209,400	Chart Industries, Inc.(a)	4,263,384

   Buffalo Science & Technology Fund

SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)
(Continued)

SHARES		FAIR VALUE*

INDUSTRIALS (Continued)

	Professional Services — 1.80%
147,900	Corporate Executive Board Co.	$4,667,724

	Total Industrials (Cost $11,184,890)	14,255,052

INFORMATION TECHNOLOGY — 51.48%
	Communications Equipment — 8.27%
112,500	Adtran, Inc.	3,971,250
164,500	Ciena Corp.(a)	2,561,265
272,600	Cisco Systems, Inc.(a)	5,969,940
178,000	Corning, Inc.	3,253,840
124,800	QUALCOMM Inc.	5,630,976

		21,387,271

	Computers & Peripherals — 6.15%
254,100	EMC Corp.(a)	5,160,771
52,000	International Business Machines Corp. (IBM)	6,975,280
75,600	NetApp, Inc.(a)	3,764,124

		15,900,175

	Electronic Equipment, Instruments & Components — 3.26%
75,800	Agilent Technologies, Inc.(a)	2,529,446
28,500	Dolby Laboratories, Inc. — Class A(a)	1,619,085
92,350	National Instruments Corp.	3,016,151
36,600	Trimble Navigation Ltd.(a)	1,282,464

		8,447,146

	Internet Software & Services — 11.15%
65,000	Akamai Technologies, Inc.(a)	3,261,700
207,700	DealerTrack Holdings Inc.(a)	3,547,516
95,200	Digital River, Inc.(a)	3,240,608
378,400	eBay Inc.(a)	9,232,960
8,700	Google Inc. — Class A(a)	4,574,373
352,500	Yahoo!, Inc.(a)	4,994,925

		28,852,082

	IT Services — 1.98%
95,100	Fiserv, Inc.(a)	5,118,282

	Semiconductor & Semiconductor Equipment — 14.60%
262,700	Applied Materials, Inc.	3,068,336
98,900	Broadcom Corp. — Class A	3,500,071
82,700	Cabot Microelectronics Corp.(a)	2,661,286
24,900	Cree, Inc.(a)	1,351,821
390,885	FormFactor Inc.(a)	3,361,611
208,250	Intel Corp.	4,004,647
181,350	Maxim Integrated Products, Inc.	3,356,789
50,000	Microchip Technology Inc.	1,572,500
267,200	MKS Instruments, Inc.(a)	4,804,256
261,437	Semtech Corp.(a)	5,278,413
178,100	Texas Instruments, Inc.	4,833,634

		37,793,364

SHARES		FAIR VALUE*

INFORMATION TECHNOLOGY (Continued)

	Software — 6.07%
49,800	Citrix Systems, Inc.(a)	$3,398,352
267,600	Electronic Arts Inc.(a)	4,396,668
56,007	Manhattan Associates, Inc.(a)	1,643,805
163,200	Microsoft Corp.	3,996,768
55,300	Red Hat, Inc.(a)	2,267,300

		15,702,893

	Total Information Technology (Cost $114,479,682)	133,201,213

MATERIALS — 2.86%
	Chemicals — 2.86%
45,300	FMC Corp.	3,098,973
89,700	Monsanto Co.	4,299,321

	Total Materials (Cost $8,396,484)	7,398,294

TELECOMMUNICATION SERVICES — 2.48%
	Diversified Telecommunication Services — 2.48%
258,600	NeuStar, Inc.(a)	6,428,796

	Total Telecommunication Services (Cost $6,224,770)	6,428,796

TOTAL COMMON STOCKS		243,964,119

(COST $214,234,599)

SHORT TERM INVESTMENT — 4.81%
INVESTMENT COMPANIES — 4.81%
12,461,461	Fidelity Institutional Government Portfolio — 0.06%	12,461,461

	Total Investment Companies	12,461,461

TOTAL SHORT TERM INVESTMENT		12,461,461

(COST $12,461,461)

Total Investments — 99.10%		256,425,580
(COST $226,696,060)

Other Assets in Excess of Liabilities — 0.90%		2,317,887

TOTAL NET ASSETS — 100.00%		$258,743,467

 (a) Non Income Producing

 (b) Foreign issued security. The total value of these securities amounted to $5,866,812 (2.27% of net assets) at September 30, 2010.

 * See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

   Buffalo Small Cap Fund

SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

SHARES		FAIR VALUE*

COMMON STOCKS — 96.31%
CONSUMER DISCRETIONARY — 24.88%
	Auto Components — 1.93%
2,773,464	Gentex Corp.	$54,110,282

	Diversified Consumer Services — 3.78%
3,816,300	Career Education Corp.(a)	81,935,961
1,240,000	Universal Technical Institute, Inc.(d)	24,242,000

		106,177,961

	Hotels, Restaurants & Leisure — 11.89%
3,091,591	Ameristar Casinos, Inc.(c)(d)	53,948,263
2,670,650	Life Time Fitness, Inc.(a)(c)(d)	105,410,555
2,250,500	P.F. Chang’s China Bistro, Inc.(d)	103,973,100
795,050	Panera Bread Co.(a)	70,449,381

		333,781,299

	Leisure Equipment & Products — 3.69%
2,719,025	WMS Industries, Inc.(a)	103,513,282

	Specialty Retail — 2.54%
3,215,400	Christopher & Banks Corp.(c)(d)	25,433,814
8,733,000	Coldwater Creek, Inc.(a)(c)(d)	46,022,910

		71,456,724

	Textiles, Apparel & Luxury Goods — 1.05%
1,242,350	Oxford Industries, Inc.(d)	29,543,083

	Total Consumer Discretionary (Cost $567,067,402)	698,582,631

FINANCIALS — 5.79%
	Capital Markets — 2.25%
2,307,850	Waddell & Reed Financial, Inc. — Class A	63,142,776

	Diversified Financial Services — 2.41%
1,736,706	MarketAxess Holdings, Inc.(c)(d)	29,489,268
854,900	Morningstar, Inc.(a)(c)	38,094,344

		67,583,612

	Real Estate Management & Development — 1.13%
1,323,100	FirstService Corp.(a)(b)(c)	31,913,172

	Total Financials (Cost $96,109,426)	162,639,560

HEALTH CARE — 22.61%
	Biotechnology — 3.01%
4,052,450	Amylin Pharmaceuticals, Inc.(a)	84,493,582

	Health Care Distributors & Services — 1.20%
1,577,400	PSS World Medical, Inc.(a)	33,724,812

	Health Care Equipment & Supplies — 7.78%
4,898,425	Align Technology, Inc.(a)(c)(d)	95,911,162
2,946,460	American Medical Systems Holdings, Inc.(a)	57,691,687
626,900	Haemonetics Corp.(a)	36,692,457
1,957,650	Wright Medical Group, Inc.(a)	28,209,737

		218,505,043

SHARES		FAIR VALUE*

HEALTH CARE (Continued)

	Health Care Providers & Services — 4.19%
1,140,843	Charles River Laboratories International, Inc.(a)	$37,818,946
1,686,856	Pharmaceutical Product Development, Inc.	41,817,160
1,802,200	VCA Antech, Inc.(a)	38,008,398

		117,644,504

	Health Care Technology — 2.61%
2,217,800	athenahealth Inc.(a)(d)	73,231,756

	Life Sciences Tools & Services — 2.53%
140,572	Furiex Pharmaceuticals Inc.(a)	1,585,652
1,551,700	ICON PLC — ADR(a)(b)	33,547,754
579,700	Techne Corp.	35,784,881

		70,918,287

	Pharmaceuticals — 1.29%
1,223,200	Medicis Pharmaceutical Corp. — Class A	36,267,880

	Total Health Care (Cost $530,285,828)	634,785,864

INDUSTRIALS — 18.17%
	Aerospace & Defense — 2.21%
3,496,500	Hexcel Corp.(a)	62,202,735

	Commercial Services & Supplies — 4.00%
7,117,865	Corinthian Colleges, Inc.(a)(d)	49,967,412
512,183	DeVry, Inc.	25,204,526
527,200	ITT Educational Services, Inc.(a)	37,046,344

		112,218,282

	Machinery — 1.42%
551,369	Valmont Industries, Inc.	39,919,116

	Professional Services — 10.54%
2,582,860	Corporate Executive Board Co.(c)(d)	81,515,062
1,093,500	Costar Group, Inc.(a)(c)(d)	53,264,385
954,100	FTI Consulting, Inc.(a)	33,097,729
1,038,500	Heidrick & Struggles International, Inc.(c)(d)	20,229,980
2,151,900	Korn Ferry International(a)	35,592,426
3,488,400	Monster Worldwide, Inc.(a)	45,209,664
2,331,850	Navigant Consulting, Inc.(a)(c)	27,119,415

		296,028,661

	Total Industrials (Cost $482,551,361)	510,368,794

INFORMATION TECHNOLOGY — 22.72%
	Communications Equipment — 4.68%
2,519,808	Adtran, Inc.	88,949,223
2,719,400	Ciena Corp.(a)	42,341,058

		131,290,281

	Electronic Equipment, Instruments & Components — 2.49%
502,392	Dolby Laboratories, Inc. — Class A(a)	28,540,890
1,266,975	National Instruments Corp.	41,379,403

		69,920,293

   Buffalo Small Cap Fund

SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)
(Continued)

SHARES		FAIR VALUE*

INFORMATION TECHNOLOGY (Continued)

	Internet Software & Services — 3.18%
3,342,000	DealerTrack Holdings Inc.(a)(c)(d)	$57,081,360
2,767,000	Internap Network Services Corp.(a)(d)	13,585,970
2,037,600	The Knot, Inc.(a)(c)(d)	18,603,288

		89,270,618

	Office Electronics — 1.40%
1,265,400	Diebold, Inc.	39,341,286

	Semiconductor & Semiconductor Equipment — 9.03%
1,359,346	Cabot Microelectronics Corp.(a)(c)(d)	43,743,754
3,255,150	Fairchild Semiconductor International, Inc.(a)	30,598,410
3,215,725	FormFactor, Inc.(a)(d)	27,655,235
3,773,368	MKS Instruments, Inc.(a)(c)(d)	67,845,157
4,151,958	Semtech Corp.(a)(d)	83,828,032

		253,670,588

	Software — 1.94%
1,854,492	Manhattan Associates, Inc.(a)(c)(d)	54,429,340

	Total Information Technology (Cost $592,481,975)	637,922,406

TELECOMMUNICATION SERVICES — 2.14%
	Diversified Telecommunication Services — 2.14%
2,419,733	NeuStar, Inc.(a)	60,154,562

	Total Telecommunication Services (Cost $52,368,309)	60,154,562

TOTAL COMMON STOCKS		2,704,453,817

(COST $2,320,864,301)

PREFERRED STOCKS — 0.08%
FINANCIALS — 0.08%
	Real Estate Management & Development — 0.08%
96,700	Firstservice Corp.(b)	2,357,062

	Total Financials (Cost $1,738,105)	2,357,062

TOTAL PREFERRED STOCKS		2,357,062

(COST $1,738,105)

SHORT TERM INVESTMENT — 3.50%
INVESTMENT COMPANIES — 3.50%
98,329,014	Fidelity Institutional Government Portfolio — 0.06%	98,329,014

	Total Investment Companies	98,329,014

FAIR VALUE*

TOTAL SHORT TERM INVESTMENT	$98,329,014

(COST $98,329,014)

TOTAL INVESTMENTS — 99.89%	2,805,139,893
(COST $2,420,931,420)

Other Assets in Excess of Liabilities — 0.11%	3,024,534

TOTAL NET ASSETS — 100.00%	$2,808,164,427

ADR — American Depositary Receipt

 (a) Non Income Producing

 (b) Foreign issued security. The total value of these securities amounted to $67,817,988 (2.42% of net assets) at September 30, 2010.

 (c) Portion or all of these securities deemed illiquid. The total value of these portions amounted to amounted to $282,501,341 (10.06% of net assets) at September 30, 2010.

 (d) Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer. The total value of these securities amounted to $1,158,954,886 (41.27% of net assets) at September 30, 2010.

 * See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

   Statements of Assets and Liabilities

September 30, 2010 (Unaudited)

	BUFFALO	BUFFALO	BUFFALO
	BALANCED	CHINA	GROWTH
	FUND	FUND	FUND

ASSETS:
Investments in securities, at cost:
Investments in securities of unaffiliated issuers	$144,837,501	$20,004,620	$96,102,802
Investments in securities of affiliated issuers (Note 7)	—	—	—

Total investments, at cost	$144,837,501	$20,004,620	$96,102,802

Investments in securities, at value:
Investments in securities of unaffiliated issuers	$151,279,227	$23,355,172	$107,421,990
Investments in securities of affiliated issuers (Note 7)	—	—	—

Total investments, at value	151,279,227	23,355,172	107,421,990
Cash	—	—	—
Cash denominated in foreign currencies, at value:(1)	—	1,478,563	—
Receivables:
Investments sold	159,587	—	1,707,807
Fund shares sold	251,479	13,270	164,564
Dividends	187,324	24,123	66,018
Interest	761,511	10	266
Other assets	15,800	5,982	17,345

Total assets	152,654,928	24,877,120	109,377,990

LIABILITIES:
Payables:
Investments purchased	—	—	531,355
Written options, at value(2)	130,680	—	—
Fund shares purchased	87,382	—	42,216
Management fees	123,063	29,615	86,575
Custodian	—	8,403	—
Accrued expenses	544	23,006	823

Total liabilities	341,669	61,024	660,969

NET ASSETS	$152,313,259	$24,816,096	$108,717,021

NET ASSETS CONSIST OF:
Capital (capital stock and paid-in capital)	$146,148,714	$31,932,497	$95,462,210
Undistributed (distribution in excess of) net investment income (loss)	34,858	166,806	158,043
Accumulated net realized gain (loss) from investment and foreign currency transactions	(242,498)	(10,634,413)	1,777,580
Net unrealized appreciation from investments and translation of assets and liabilities in foreign currency	6,372,185	3,351,206	11,319,188

NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$152,313,259	$24,816,096	$108,717,021

Capital shares, $1.00 par value:
Authorized	Unlimited	Unlimited	Unlimited

Outstanding	14,343,572	2,932,821	4,905,304

NET ASSET VALUE PER SHARE	$10.62	$8.46	$22.16

(1) Cash denominated in foreign currencies, at cost	—	1,477,909	—
(2) Written options, premiums received	61,139	—	—

The accompanying notes are an integral part of these financial statements.

					BUFFALO
BUFFALO	BUFFALO	BUFFALO	BUFFALO	BUFFALO	SCIENCE &	BUFFALO
HIGH YIELD	INTERNATIONAL	LARGE CAP	MICRO CAP	MID CAP	TECHNOLOGY	SMALL CAP
FUND	FUND	FUND	FUND	FUND	FUND	FUND

$187,148,272	$28,375,206	$28,943,218	$21,795,577	$527,333,285	$226,696,060	$1,280,288,999
—	—	—	—	—	—	1,140,642,421

$187,148,272	$28,375,206	$28,943,218	$21,795,577	$527,333,285	$226,696,060	$2,420,931,420

$197,465,208	$33,092,818	$31,887,466	$24,266,375	$611,634,945	$256,425,580	$1,646,185,007
—	—	—	—	—	—	1,158,954,886

197,465,208	33,092,818	31,887,466	24,266,375	611,634,945	256,425,580	2,805,139,893
46,484	—	—	—	—	—	35,960
—	1,170,652	—	—	—	—	—

—	242,917	—	—	—	3,189,262	15,489,787
542,466	40,506	14,766	21,771	1,669,738	1,124,363	2,904,633
66,412	60,057	27,503	5,061	266,962	91,495	603,447
3,204,743	46	47	82	2,188	457	4,403
25,758	17,265	11,246	10,201	30,922	16,640	64,874

201,351,071	34,624,261	31,941,028	24,303,490	613,604,755	260,847,797	2,824,242,997

—	276,707	87,717	67,467	1,261,027	1,720,741	11,927,413
—	—	—	—	—	—	—
97,646	—	1,900	23,938	2,412,608	175,032	1,930,709
161,749	27,060	25,619	27,416	476,848	204,214	2,212,552
—	3,813	—	—	—	—	—
536	2,180	566	872	6,441	4,343	7,896

259,931	309,760	115,802	119,693	4,156,924	2,104,330	16,078,570

$201,091,140	$34,314,501	$31,825,226	$24,183,797	$609,447,831	$258,743,467	$2,808,164,427

$192,554,205	$34,275,077	$28,997,278	$29,389,300	$554,480,287	$224,587,823	$2,414,352,600
22,121	145,816	138,794	(63,317)	(286,312)	(325,222)	(4,663,123)
(1,802,122)	(4,940,147)	(255,094)	(7,612,984)	(29,047,804)	4,751,346	14,266,477
10,316,936	4,833,755	2,944,248	2,470,798	84,301,660	29,729,520	384,208,473

$201,091,140	$34,314,501	$31,825,226	$24,183,797	$609,447,831	$258,743,467	$2,808,164,427

Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

18,222,328	3,742,198	1,785,051	3,010,992	40,443,249	18,446,487	118,198,517

$11.04	$9.17	$17.83	$8.03	$15.07	$14.03	$23.76

—	1,054,509	—	—	—	—	—
—	—	—	—	—	—	—

   Statements of Operations

For the Six Months Ended September 30, 2010 (Unaudited)

	BUFFALO	BUFFALO	BUFFALO
	BALANCED	CHINA	GROWTH
	FUND	FUND	FUND

INVESTMENT INCOME:
Interest	$1,868,136	$72	$1,364
Dividends:
Dividends from securities of unaffiliated issuers	1,217,619	405,030	689,728
Dividends from securities of affiliated issuers (Note 7)	—	—	—
Foreign tax withheld	(12,600)	(31,791)	—

Total investment income	3,073,155	373,311	691,092

EXPENSES:
Management fees	754,314	173,512	519,276
Custody fees	—	20,413	—
Registration fees	14,210	9,073	12,043
Other	2,192	804	1,730

Total expenses	770,716	203,802	533,049

Net investment income (loss)	2,302,439	169,509	158,043

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions of unaffiliated issuers	143,683	100,814	2,183,488
Investment transactions of affiliated issuers (Note 7)	—	—	—
Options written (Note 8)	12,243	—	—
Net unrealized appreciation/depreciation during the period on:
Investments	(124,653)	1,189,278	(1,019,825)
Options written (Note 8)	(69,541)	—	—

Net realized and unrealized gain (loss) on investments	(38,268)	1,290,092	1,163,663

Net increase (decrease) in net assets resulting from operations	$2,264,171	$1,459,601	$1,321,706

The accompanying notes are an integral part of these financial statements.

					BUFFALO
BUFFALO	BUFFALO	BUFFALO	BUFFALO	BUFFALO	SCIENCE &	BUFFALO
HIGH YIELD	INTERNATIONAL	LARGE CAP	MICRO CAP	MID CAP	TECHNOLOGY	SMALL CAP
FUND	FUND	FUND	FUND	FUND	FUND	FUND

$6,252,146	$523	$336	$580	$15,790	$3,359	$47,464

241,244	392,132	215,984	111,899	2,367,442	921,833	4,188,484
—	—	—	—	—	—	5,265,192
(16,406)	(43,302)	(4,559)	—	—	—	(12,692)

6,476,984	349,353	211,761	112,479	2,383,232	925,192	9,488,448

921,603	152,383	163,640	165,338	2,626,817	1,225,818	14,058,197
—	16,864	—	—	—	—	—
14,786	7,268	13,654	9,603	32,037	17,512	57,117
2,001	1,141	1,027	855	10,690	7,084	36,257

938,390	177,656	178,321	175,796	2,669,544	1,250,414	14,151,571

5,538,594	171,697	33,440	(63,317)	(286,312)	(325,222)	(4,663,123)

(185,507)	(28,945)	1,367,852	524,136	8,293,774	9,340,646	62,413,422
—	—	—	—	—	—	(10,674,551)
—	—	—	—	—	—	—

2,903,055	1,912,092	(3,063,960)	(893,929)	2,921,554	(5,794,219)	(189,601,087)
—	—	—	—	—	—	—

2,717,548	1,883,147	(1,696,108)	(369,793)	11,215,328	3,546,427	(137,862,216)

$8,256,142	$2,054,844	$(1,662,668)	$(433,110)	$10,929,016	$3,221,205	$(142,525,339)

   Statements of Changes in Net Assets

	BUFFALO
	BALANCED FUND
	SIX MONTHS ENDED
	SEPTEMBER 30, 2010	YEAR ENDED
	(UNAUDITED)	MARCH 31, 2010

OPERATIONS:
Net investment income (loss)	$2,302,439	$4,957,234
Net realized gain (loss) from investment transactions	155,926	446,094
Net unrealized appreciation/depreciation during the period on investments and translation of assets and liabilities in foreign currencies	(194,194)	38,080,505

Net increase in net assets resulting from operations	2,264,171	43,483,833

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(2,357,392)	(5,078,503)
Return of capital	—	—

Total distributions to shareholders	(2,357,392)	(5,078,503)

CAPITAL SHARE TRANSACTIONS:
Shares sold	17,803,797	36,815,370
Reinvested dividends and distributions	1,982,684	4,226,347

Shares issued	19,786,481	41,041,717
Redemptions	(21,696,352)	(38,832,768)
Redemption fees (Note 5)	4,304	5,467

Shares repurchased	(21,692,048)	(38,827,301)

Net increase (decrease) from capital share transactions	(1,905,567)	2,214,416

Total increase (decrease) in net assets	(1,998,788)	40,619,746

NET ASSETS:
Beginning of period	154,312,047	113,692,301

End of period	$152,313,259	$154,312,047

Undistributed (distribution in excess of) net investment income (loss) at end of period	$34,858	$89,811

Fund share transactions:
Shares sold	1,690,619	3,706,703
Reinvested dividends and distributions	189,750	428,904

	1,880,369	4,135,607
Shares repurchased	(2,082,250)	(4,005,067)

Net increase (decrease) in fund shares	(201,881)	130,540

The accompanying notes are an integral part of these financial statements.

BUFFALO		BUFFALO		BUFFALO		BUFFALO
CHINA FUND		GROWTH FUND		HIGH YIELD FUND		INTERNATIONAL FUND
SIX MONTHS ENDED		SIX MONTHS ENDED		SIX MONTHS ENDED		SIX MONTHS ENDED
SEPTEMBER 30, 2010	YEAR ENDED	SEPTEMBER 30, 2010	YEAR ENDED	SEPTEMBER 30, 2010	YEAR ENDED	SEPTEMBER 30, 2010	YEAR ENDED
(UNAUDITED)	MARCH 31, 2010	(UNAUDITED)	MARCH 31, 2010	(UNAUDITED)	MARCH 31, 2010	(UNAUDITED)	MARCH 31, 2010

$169,509	$(55,871)	$158,043	$470,934	$5,538,594	$9,089,755	$171,697	$130,534
100,814	(2,257,112)	2,183,488	459,540	(185,507)	1,448,084	(28,945)	(1,693,194)
1,189,278	11,300,186	(1,019,825)	36,017,824	2,903,055	34,483,548	1,912,092	10,676,415

1,459,601	8,987,203	1,321,706	36,948,298	8,256,142	45,021,387	2,054,844	9,113,755

—	(12,866)	—	(470,934)	(5,614,103)	(9,162,938)	—	(154,743)
—	—	—	(23,260)	—	—	—	(19,513)

—	(12,866)	—	(494,194)	(5,614,103)	(9,162,938)	—	(174,256)

1,001,296	5,082,840	13,561,234	20,974,869	46,829,055	69,680,383	4,166,177	10,295,757
—	12,359	—	489,529	4,712,833	7,225,546	—	162,495

1,001,296	5,095,199	13,561,234	21,464,398	51,541,888	76,905,929	4,166,177	10,458,252
(1,509,627)	(4,521,182)	(11,256,262)	(21,060,595)	(25,361,421)	(35,935,465)	(1,867,682)	(3,069,839)
941	2,048	3,301	8,407	28,237	65,482	819	274

(1,508,686)	(4,519,134)	(11,252,961)	(21,052,188)	(25,333,184)	(35,869,983)	(1,866,863)	(3,069,565)

(507,390)	576,065	2,308,273	412,210	26,208,704	41,035,946	2,299,314	7,388,687

952,211	9,550,402	3,629,979	36,866,314	28,850,743	76,894,395	4,354,158	16,328,186

23,863,885	14,313,483	105,087,042	68,220,728	172,240,397	95,346,002	29,960,343	13,632,157

$24,816,096	$23,863,885	$108,717,021	$105,087,042	$201,091,140	$172,240,397	$34,314,501	$29,960,343

$166,806	$(2,703)	$158,043	$—	$22,121	$97,630	$145,816	$(25,881)

128,798	703,605	629,180	1,096,526	4,276,316	6,991,899	523,449	1,247,780
—	1,644	—	24,379	433,175	697,177	—	19,368

128,798	705,249	629,180	1,120,905	4,709,491	7,689,076	523,449	1,267,148
(194,752)	(616,850)	(528,282)	(1,089,755)	(2,317,763)	(3,480,714)	(226,118)	(389,232)

(65,954)	88,399	100,898	31,150	2,391,728	4,208,362	297,331	877,916

   Statements of Changes in Net Assets

	Buffalo
	Large Cap Fund
	SIX MONTHS ENDED
	SEPTEMBER 30, 2010	YEAR ENDED
	(UNAUDITED)	MARCH 31, 2010

OPERATIONS:
Net investment income (loss)	$33,440	$105,354
Net realized gain (loss) from investment transactions	1,367,852	237,254
Net unrealized appreciation/depreciation during the period on investments and translation of assets and liabilities in foreign currencies	(3,063,960)	12,694,390

Net increase (decrease) in net assets resulting from operations	(1,662,668)	13,036,998

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(70,403)
Return of capital	—	—

Total distributions to shareholders	—	(70,403)

CAPITAL SHARE TRANSACTIONS:
Shares sold	4,024,223	9,822,071
Reinvested dividends and distributions	—	69,067

Shares issued	4,024,223	9,891,138
Redemptions	(7,308,063)	(7,415,978)
Redemption fees (Note 5)	6,328	4,114

Shares repurchased	(7,301,735)	(7,411,864)

Net increase (decrease) from capital share transactions	(3,277,512)	2,479,274

Total increase (decrease) in net assets	(4,940,180)	15,445,869

NET ASSETS:
Beginning of period	36,765,406	21,319,537

End of period	$31,825,226	$36,765,406

Undistributed (distribution in excess of) net investment income (loss) at end of period	$138,794	$105,354

Fund share transactions:
Shares sold	231,103	609,547
Reinvested dividends and distributions	—	4,009

	231,103	613,556
Shares repurchased	(422,371)	(465,384)

Net increase (decrease) in fund shares	(191,268)	148,172

The accompanying notes are an integral part of these financial statements.

Buffalo		Buffalo		Buffalo		Buffalo
Micro Cap Fund		Mid Cap Fund		Science & Technology Fund		Small Cap Fund
SIX MONTHS ENDED		SIX MONTHS ENDED		SIX MONTHS ENDED		SIX MONTHS ENDED
SEPTEMBER 30, 2010	PERIOD ENDED	SEPTEMBER 30, 2010	YEAR ENDED	SEPTEMBER 30, 2010	YEAR ENDED	SEPTEMBER 30, 2010	YEAR ENDED
(UNAUDITED)	MARCH 31, 2010	(UNAUDITED)	MARCH 31, 2010	(UNAUDITED)	MARCH 31, 2010	(UNAUDITED)	MARCH 31, 2010

$(63,317)	$(219,651)	$(286,312)	$(1,448,456)	$(325,222)	$(368,803)	$(4,663,123)	$(11,253,740)
524,136	(2,116,310)	8,293,774	(1,691,056)	9,340,646	6,394,642	51,738,871	5,462,418

(893,929)	13,812,024	2,921,554	150,157,044	(5,794,219)	67,410,492	(189,601,087)	867,145,312

(433,110)	11,476,063	10,929,016	147,017,532	3,221,205	73,436,331	(142,525,339)	861,353,990

—	—	—	—	—	—	—	(3,016,868)
—	—	—	—	—	—	—	(632)

—	—	—	—	—	—	—	(3,017,500)

4,207,325	2,861,388	201,159,133	225,899,620	65,401,617	109,780,724	351,378,622	1,316,546,159
—	—	—	—	—	—	—	2,836,093

4,207,325	2,861,388	201,159,133	225,899,620	65,401,617	109,780,724	351,378,622	1,319,382,252
(2,286,631)	(5,680,288)	(72,629,071)	(96,748,351)	(39,730,037)	(55,913,349)	(332,777,064)	(503,786,536)
16,913	4,719	59,328	40,653	36,603	30,142	252,254	638,908

(2,269,718)	(5,675,569)	(72,569,743)	(96,707,698)	(39,693,434)	(55,883,207)	(332,524,810)	(503,147,628)

1,937,607	(2,814,181)	128,589,390	129,191,922	25,708,183	53,897,517	18,853,812	816,234,624

1,504,497	8,661,882	139,518,406	276,209,454	28,929,388	127,333,848	(123,671,527)	1,674,571,114

22,679,300	14,017,418	469,929,425	193,719,971	229,814,079	102,480,231	2,931,835,954	1,257,264,840

$24,183,797	$22,679,300	$609,447,831	$469,929,425	$258,743,467	$229,814,079	$2,808,164,427	$2,931,835,954

$(63,317)	$—	$(286,312)	$—	$(325,222)	$—	$(4,663,123)	$—

536,258	415,981	13,923,192	18,277,523	4,758,447	9,597,137	14,675,759	63,507,302
—	—	—	—	—	—	—	128,913

536,258	415,981	13,923,192	18,277,523	4,758,447	9,597,137	14,675,759	63,636,215
(296,475)	(828,496)	(5,044,548)	(7,618,413)	(3,016,666)	(4,875,380)	(14,229,284)	(23,432,692)

239,783	(412,515)	8,878,644	10,659,110	1,741,781	4,721,757	446,475	40,203,523

   Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any.

BUFFALO BALANCED FUND

	FOR THE
	SIX MONTHS ENDED
	SEPTEMBER 30, 2010	YEARS ENDED MARCH 31,
Condensed data for a share of capital stock outstanding	(UNAUDITED)	2010	2009	2008	2007	2006

Net asset value, beginning of period	$10.61	$7.89	$11.38	$11.71	$10.79	$9.98

Income from investment operations:
Net investment income	0.16	0.35	0.38	0.36	0.32	0.30
Net gains (losses) on securities (both realized and unrealized)	0.01	2.72	(3.49)	0.05	0.92	0.81

Total from investment operations	0.17	3.07	(3.11)	0.41	1.24	1.11

Less distributions:
Dividends from net investment income	(0.16)	(0.35)	(0.38)	(0.36)	(0.32)	(0.30)
Distributions from capital gains	—	—	—	(0.38)	—	—

Total distributions	(0.16)	(0.35)	(0.38)	(0.74)	(0.32)	(0.30)
Paid-in-capital from redemption fees (note 5)(1)	0.00	0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$10.62	$10.61	$7.89	$11.38	$11.71	$10.79

Total return*	1.67%	39.32	(27.75% )	3.23%	11.67%	11.23%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$152,313	$154,312	$113,692	$166,661	$166,397	$150,228
Ratio of expenses to average net assets**	1.02%	1.03%	1.03%	1.02%	1.03%	1.03%
Ratio of net investment income to average net assets**	3.05%	3.55%	3.85%	2.99%	2.85%	2.89%
Portfolio turnover rate*	9%	12%	14%	17%	28%	18%

*	Not annualized for periods less than one full year.

**	Annualized for periods less than one full year.

 (1) Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

   Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any.

BUFFALO CHINA FUND

						FOR THE PERIOD FROM
	FOR THE					DECEMBER 18, 2006
	SIX MONTHS ENDED					(COMMENCEMENT OF
	SEPTEMBER 30, 2010	YEARS ENDED MARCH 31,				OPERATIONS) TO
Condensed data for a share of capital stock outstanding	(UNAUDITED)	2010		2009(2)(3)	2008	MARCH 31, 2007

Net asset value, beginning of period	$7.96	$4.92		$9.35	$10.53	$10.00

Income from investment operations:
Net investment income (loss)	0.06	(0.02	)(4)	0.02	0.02	(0.01)
Net gains (losses) on securities (both realized and unrealized)	0.44	3.07		(4.17)	(0.29)	0.54

Total from investment operations	0.50	3.05		(4.15)	(0.27)	0.53

Less distributions:
Dividends from net investment income	—	(0.01)		(0.02)	(0.05)	—
Distributions from capital gains	—	—		(0.26)	(0.87)	—

Total distributions	—	(0.01)		(0.28)	(0.92)	—

Paid-in capital from redemption fees (Note 5)	— (1)	—	(1)	— (1)	0.01	— (1)

Net asset value, end of period	$8.46	$7.96		$4.92	$9.35	$10.53

Total return*	6.28%	61.88%		(45.89% )	(4.47% )	5.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,816	$23,864		$14,313	$29,413	$23,396
Ratio of expenses to average net assets**	1.76%	1.78%		1.83%	1.72%	2.13%
Ratio of net investment income (loss) to average net assets**	1.47%	(0.26%	)	0.24%	0.10%	(0.48% )
Portfolio turnover rate*	4%	22%		54%	75%	3%

*	Not annualized for periods less than one full year.

**	Annualized for periods less than one full year.

 (1) Less than $0.01 per share.

 (2) Kornitzer Capital Management, Inc. assumed sole management advisory responsibility for Buffalo China Fund effective November 17, 2008. Prior to November 17, 2008, Jayhawk Capital Management, LLC provided sub-advisory services.

 (3) Effective November 17, 2008, the Fund name was changed to Buffalo China Fund. Prior to November 17, 2008, the Fund was known as the Buffalo Jayhawk China Fund.

 (4) Net investment loss per share calculated using average shares outstanding.

The accompanying notes are an integral part of these financial statements.

   Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any.

BUFFALO GROWTH FUND

	FOR THE
	SIX MONTHS ENDED
	SEPTEMBER 30, 2010	YEARS ENDED MARCH 31,
Condensed data for a share of capital stock outstanding	(UNAUDITED)	2010(1)		2009	2008	2007	2006

Net asset value, beginning of period	$21.87	$14.29		$20.85	$23.15	$21.39	$18.82

Income from investment operations:
Net investment income	0.03	0.10		0.10	0.08	0.05	0.05
Net gains (losses) on securities (both realized and unrealized)	0.26	7.58		(6.48)	(1.48)	2.45	2.59

Total from investment operations	0.29	7.68		(6.38)	(1.40)	2.50	2.64

Less distributions:
Dividends from net investment income	—	(0.10)		(0.11)	(0.08)	(0.06)	(0.07)
Distributions from capital gains	—	—		(0.07)	(0.82)	(0.68)	—
Return of capital	—	(0.00	)(2)	—	—	—	—

Total distributions	—	(0.10)		(0.18)	(0.90)	(0.74)	(0.07)
Paid-in-capital from redemption fees (note 5)(2)	0.00	0.00		0.00	0.00	0.00	0.00

Net asset value, end of period	$22.16	$21.87		$14.29	$20.85	$23.15	$21.39

Total return*	1.33%	53.80%		(30.70% )	(6.51% )	11.86%	14.05%

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$108,717	$105,087		$68,221	$109,792	$75,026	$73,113
Ratio of expenses to average net assets**	1.03%	1.03%		1.05%	1.03%	1.04%	1.04%
Ratio of net investment income to average net assets**	0.30%	0.51%		0.53%	0.37%	0.24%	0.23%
Portfolio turnover rate*	28%	30%		51%	31%	13%	11%

*	Not annualized for periods less than one full year.

**	Annualized for periods less than one full year.

 (1) Effective July 31, 2009, the Fund name was changed to Buffalo Growth Fund. Prior to July 31, 2009, the Fund was known as the Buffalo USA Global Fund.

 (2) Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

   Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any.

BUFFALO HIGH YIELD FUND

	FOR THE
	SIX MONTHS ENDED
	SEPTEMBER 30, 2010	YEARS ENDED MARCH 31,
Condensed data for a share of capital stock outstanding	(UNAUDITED)	2010	2009	2008	2007	2006

Net asset value, beginning of period	$10.88	$8.20	$10.40	$11.26	$11.22	$11.13

Income from investment operations:
Net investment income	0.32	0.63	0.70	0.65	0.63	0.58
Net gains (losses) on securities (both realized and unrealized)	0.17	2.68	(2.10)	(0.81)	0.06	0.16

Total from investment operations	0.49	3.31	(1.40)	(0.16)	0.69	0.74

Less distributions:
Dividends from net investment income	(0.33)	(0.63)	(0.72)	(0.67)	(0.65)	(0.65)
Distributions from capital gains	—	—	(0.08)	(0.03)	—	—

Total distributions	(0.33)	(0.63)	(0.80)	(0.70)	(0.65)	(0.65)
Paid-in-capital from redemption fees (note 5)(1)	0.00	0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$11.04	$10.88	$8.20	$10.40	$11.26	$11.22

Total return*	4.55%	40.96%	(13.64% )	(1.52% )	6.42%	6.82%

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$201,091	$172,240	$95,346	$151,176	$181,459	$211,577
Ratio of expenses to average net assets**	1.02%	1.02%	1.03%	1.02%	1.02%	1.02%
Ratio of net investment income to average net assets**	6.01%	6.31%	7.08%	5.71%	5.66%	5.03%
Portfolio turnover rate*	13%	41%	7%	22%	9%	28%

*	Not annualized for periods less than one full year.

**	Annualized for periods less than one full year.

 (1) Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

   Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any.

BUFFALO INTERNATIONAL FUND

				FOR THE PERIOD FROM
	FOR THE			SEPTEMBER 28, 2007
	SIX MONTHS ENDED			(COMMENCEMENT OF
	SEPTEMBER 30, 2010	YEARS ENDED MARCH 31,		OPERATIONS) TO
Condensed data for a share of capital stock outstanding	(UNAUDITED)	2010	2009	MARCH 31, 2008

Net asset value, beginning of period	$8.70	$5.31	$9.37	$10.00

Income from investment operations:
Net investment income	0.05	0.05	0.08	0.02
Net gains (losses) on securities (both realized and unrealized)	0.42	3.40	(4.04)	(0.65)

Total from investment operations	0.47	3.45	(3.96)	(0.63)

Less distributions:
Dividends from net investment income	—	(0.05)	(0.06)	—
Distributions from capital gains	—	—	(0.01)	—
Return of capital	—	(0.01)	(0.03)	—

Total distributions	—	(0.06)	(0.10)	—
Paid-in-capital from redemption fees (note 5)(1)	0.00	0.00	0.00	0.00

Net asset value, end of period	$9.17	$8.70	$5.31	$9.37

Total return*	5.40%	65.00%	(42.76% )	(6.30% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$34,315	$29,960	$13,632	$22,038
Ratio of expenses to average net assets**	1.17%	1.22%	1.20%	1.29%
Ratio of net investment income to average net assets**	1.13%	0.61%	0.97%	0.39%
Portfolio turnover rate*	16%	38%	26%	11%

*	Not annualized for periods less than one full year.

**	Annualized for periods less than one full year.

 (1) Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

   Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any.

BUFFALO LARGE CAP FUND

	FOR THE
	SIX MONTHS ENDED
	SEPTEMBER 30, 2010	YEARS ENDED MARCH 31,
Condensed data for a share of capital stock outstanding	(UNAUDITED)	2010	2009	2008	2007	2006

Net asset value, beginning of period	$18.60	$11.66	$19.68	$21.59	$19.45	$17.81

Income from investment operations:
Net investment income	0.02	0.05	0.04	0.02	—	0.03
Net gains (losses) on securities (both realized and unrealized)	(0.79)	6.93	(6.14)	(1.30)	2.16	1.73

Total from investment operations	(0.77)	6.98	(6.10)	(1.28)	2.16	1.76

Less distributions:
Dividends from net investment income	—	(0.04)	—	(0.02)	(0.02)	(0.12)
Distributions from capital gains	—	—	(1.92)	(0.61)	—	—

Total distributions	—	(0.04)	(1.92)	(0.63)	(0.02)	(0.12)
Paid-in-capital from redemption fees (note 5)(1)	0.00	0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$17.83	$18.60	$11.66	$19.68	$21.59	$19.45

Total return*	(4.14% )	59.85%	(34.35% )	(6.25% )	11.10%	9.95%

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$31,825	$36,765	$21,320	$41,513	$52,282	$54,248
Ratio of expenses to average net assets**	1.09%	1.08%	1.09%	1.05%	1.05%	1.04%
Ratio of net investment income (loss) to average net assets**	0.20%	0.35%	0.23%	0.11%	(0.02% )	0.16%
Portfolio turnover rate*	16%	35%	27%	32%	17%	40%

*	Not annualized for periods less than one full year.

**	Annualized for periods less than one full year.

 (1) Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

   Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any.

BUFFALO MICRO CAP FUND

	FOR THE
	SIX MONTHS ENDED
	SEPTEMBER 30, 2010	YEARS ENDED MARCH 31,
Condensed data for a share of capital stock outstanding	(UNAUDITED)	2010		2009	2008	2007	2006

Net asset value, beginning of period	$8.18	$4.40		$8.45	$13.32	$13.48	$10.62

Income from investment operations:
Net investment income (loss)	(0.02)	—		(0.07)	(0.16)	(0.13)	(0.12)
Net gains (losses) on securities (both realized and unrealized)	(0.13)	3.78		(3.49)	(3.69)	0.66	3.03

Total from investment operations	(0.15)	3.78		(3.56)	(3.85)	0.53	2.91

Less distributions from capital gains	—	—		(0.49)	(1.02)	(0.69)	(0.05)
Paid-in-capital from redemption fees (note 5)(1)	0.00	0.00		0.00	0.00	0.00	0.00

Net asset value, end of period	$8.03	$8.18		$4.40	$8.45	$13.32	$13.48

Total return*	(1.83% )	85.91%		(42.64% )	(30.23% )	4.13%	27.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,184	$22,679		$14,017	$27,383	$57,449	$61,190
Ratio of expenses to average net assets**	1.54%	1.54%		1.55%	1.50%	1.50%	1.51%
Ratio of net investment loss to average net assets**	(0.56% )	(1.10%	)	(1.01% )	(1.08% )	(0.95% )	(1.09% )
Portfolio turnover rate*	15%	28%		31%	34%	38%	50%

*	Not annualized for periods less than one full year.

**	Annualized for periods less than one full year.

 (1) Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

   Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any.

BUFFALO MID CAP FUND

	FOR THE
	SIX MONTHS ENDED
	SEPTEMBER 30, 2010	YEARS ENDED MARCH 31,
Condensed data for a share of capital stock outstanding	(UNAUDITED)	2010		2009	2008	2007	2006

Net asset value, beginning of period	$14.89	$9.27		$12.86	$15.53	$15.46	$12.54

Income from investment operations:
Net investment loss	(0.01)	(0.05	)(1)	(0.03)	(0.03)	(0.05)	(0.02)
Net gains (losses) on securities (both realized and unrealized)	0.19	5.67		(3.38)	(1.42)	0.41	3.17

Total from investment operations	0.18	5.62		(3.41)	(1.45)	0.36	3.15

Less distributions from capital gains	—	—		(0.18)	(1.22)	(0.29)	(0.23)
Paid-in-capital from redemption fees (note 5)(2)	0.00	0.00		0.00	0.00	0.00	0.00

Net asset value, end of period	$15.07	$14.89		$9.27	$12.86	$15.53	$15.46

Total return*	1.21%	60.63%		(26.96% )	(10.60% )	2.41%	25.21%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$609,448	$469,929		$193,720	$380,008	$396,407	$344,206
Ratio of expenses to average net assets**	1.02%	1.02%		1.02%	1.01%	1.02%	1.02%
Ratio of net investment loss to average net assets**	(0.11% )	(0.43%	)	(0.26% )	(0.23% )	(0.32% )	(0.21% )
Portfolio turnover rate*	4%	12%		17%	34%	21%	19%

*	Not annualized for periods less than one full year.

**	Annualized for periods less than one full year.

 (1) Net investment loss per share calculated using average shares outstanding.

 (2) Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

   Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any.

BUFFALO SCIENCE & TECHNOLOGY FUND

	FOR THE
	SIX MONTHS ENDED
	SEPTEMBER 30, 2010	YEARS ENDED MARCH 31,
Condensed data for a share of capital stock outstanding	(UNAUDITED)	2010		2009	2008	2007	2006

Net asset value, beginning of period	$13.76	$8.55		$11.41	$13.48	$13.68	$10.73

Income from investment operations:
Net investment loss	(0.02)	(0.03	)(1)	(0.02)	(0.06)	(0.04)	(0.04)
Net gains (losses) on securities (both realized and unrealized)	0.29	5.24		(2.64)	(1.26)	0.54	3.04

Total from investment operations	0.27	5.21		(2.66)	(1.32)	0.50	3.00

Less distributions from capital gains	—	—		(0.20)	(0.75)	(0.70)	(0.05)
Paid-in-capital from redemption fees (note 5)(2)	0.00	0.00		0.00	0.00	0.00	0.00

Net asset value, end of period	$14.03	$13.76		$8.55	$11.41	$13.48	$13.68

Total return*	1.96%	60.94%		(23.85% )	(10.57% )	4.28%	27.96%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$258,743	$229,814		$102,480	$144,851	$152,854	$111,331
Ratio of expenses to average net assets**	1.02%	1.02%		1.03%	1.02%	1.03%	1.03%
Ratio of net investment loss to average net assets**	(0.27% )	(0.22%	)	(0.24% )	(0.39% )	(0.37% )	(0.40% )
Portfolio turnover rate*	16%	35%		51%	52%	35%	46%

*	Not annualized for periods less than one full year.

**	Annualized for periods less than one full year.

 (1) Net investment loss per share calculated using average shares outstanding.

 (2) Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

   Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any.

BUFFALO SMALL CAP FUND

	FOR THE
	SIX MONTHS ENDED
	SEPTEMBER 30, 2010	YEARS ENDED MARCH 31,
Condensed data for a share of capital stock outstanding	(UNAUDITED)	2010		2009	2008	2007	2006

Net asset value, beginning of period	$24.90	$16.21		$20.48	$28.00	$28.71	$26.30

Income from investment operations:
Net investment income (loss)	(0.04)	(0.01)		0.04	(0.11)	(0.11)	(0.11)
Net gains (losses) on securities (both realized and unrealized)	(1.10)	8.73		(3.55)	(4.75)	1.44	5.63

Total from investment operations	(1.14)	8.72		(3.51)	(4.86)	1.33	5.52

Less dividends and distributions:
Dividends from net investment income	—	(0.03)		—	—	—	—
Distributions from capital gains	—	—		(0.76)	(2.66)	(2.04)	(3.11)
Return of capital	—	(0.00	)(1)	—	—	—	—

Total dividends and distributions	—	(0.03)		(0.76)	(2.66)	(2.04)	(3.11)
Paid-in-capital from redemption fees (note 5)(1)	0.00	0.00		0.00	0.00	0.00	0.00

Net asset value, end of period	$23.76	$24.90		$16.21	$20.48	$28.00	$28.71

Total return*	(4.58% )	53.80%		(18.00% )	(18.74% )	4.95%	22.46%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,808,164	$2,931,836		$1,257,265	$1,602,315	$2,112,987	$2,116,173
Ratio of expenses to average net assets**	1.01%	1.01%		1.01%	1.00%	1.01%	1.01%
Ratio of net investment income (loss) to average net assets**	(0.33% )	(0.51%	)	0.22%	(0.41% )	(0.42% )	(0.42% )
Portfolio turnover rate*	5%	9%		15%	37%	15%	27%

*	Not annualized for periods less than one full year.

**	Annualized for periods less than one full year.

 (1) Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

   Notes to Financial Statements

September 30, 2010 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES:

The Buffalo Funds (comprised of the Buffalo Balanced Fund, Buffalo China Fund, Buffalo Growth Fund, Buffalo High Yield Fund, Buffalo International Fund, Buffalo Large Cap Fund, Buffalo Micro Cap Fund, Buffalo Mid Cap Fund, Buffalo Science & Technology Fund and Buffalo Small Cap Fund) (the “Funds”), are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The shares of the Buffalo Funds are issued in multiple series, with each series, in effect, representing a separate fund. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

A. INVESTMENT VALUATION — Corporate stocks and bonds traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and asked price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (NAV) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to a Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of September 30, 2010, the Buffalo China Fund held one fair valued security with a market value of $0 or 0% of total net assets, and the Buffalo High Yield Fund held one fair valued security with a market value of $0 or 0% of total net assets. In addition, with respect to the valuation of securities principally traded on foreign markets, the Buffalo China Fund and the Buffalo International Fund use a fair value pricing service approved by the Funds’ Board which employs quantitative models to adjust for “stale” prices caused by the movement of other markets and other factors occurring after the close of the foreign markets, but before the close of the New York Stock Exchange. Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board determines that amortized cost does not represent fair value.

In accordance with FASB ASC 820, Fair Value Measurements and Disclosure (ASC 820), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 — Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 1.A. — Investment Valuation and Note 9 — Foreign Investment Risks, to the financial statements.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of September 30, 2010. These assets are measured on a recurring basis.

THE BUFFALO BALANCED FUND

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Common Stocks	$81,215,910	$—	$—	$81,215,910
Convertible Bonds	—	3,200,625	—	3,200,625
Corporate Bonds	—	37,521,181	—	37,521,181
Short Term Investments	29,341,511	—	—	29,341,511

Total*	$110,557,421	$40,721,806	$—	$151,279,227

Written Options	(130,680)	—	—	(130,680)

THE BUFFALO CHINA FUND

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Common Stocks	$23,100,616	$—	$—	$23,100,616
Short Term Investment	254,556	—	—	254,556

Total*	$23,355,172	$—	$—	$23,355,172

THE BUFFALO GROWTH FUND

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Common Stocks	$101,885,185	$—	$—	$101,885,185
Short Term Investment	5,536,805	—	—	5,536,805

Total*	$107,421,990	$—	$—	$107,421,990

THE BUFFALO HIGH YIELD FUND

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Common Stocks	$4,619,185	$—	$—	$4,619,185
Convertible Preferred Stocks	—	3,151,325	—	3,151,325
Preferred Stocks	3,046,875	—	—	3,046,875
Convertible Bonds	—	28,845,294	—	28,845,294
Corporate Bonds	—	132,010,075	—	132,010,075
Short Term Investments	25,792,453	—	—	25,792,453

Total*	$33,458,513	$164,006,694	$—	$197,465,207

THE BUFFALO INTERNATIONAL FUND

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Common Stocks	$30,484,747	$—	$—	$30,484,747
Preferred Stocks	934,062	—	—	934,062
Short Term Investment	1,674,009	—	—	1,674,009

Total*	$33,092,818	$—	$—	$33,092,818

THE LARGE CAP FUND

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Common Stocks	$31,292,362	$—	$—	$31,292,362
Short Term Investment	595,104	—	—	595,104

Total*	$31,887,466	$—	$—	$31,887,466

THE BUFFALO MICRO CAP FUND

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Common Stocks	$22,334,548	$—	$—	$22,334,548
Short Term Investment	1,931,827	—	—	1,931,827

Total*	$24,266,375	$—	$—	$24,266,375

   Notes to Financial Statements

September 30, 2010 (Unaudited)
(Continued)

THE BUFFALO MID CAP FUND

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Common Stocks	$561,390,795	$—	$—	$561,390,795
Short Term Investment	50,244,150	—	—	50,244,150

Total*	$611,634,945	$—	$—	$611,634,945

THE BUFFALO SCIENCE & TECHNOLOGY FUND

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Common Stocks	$243,964,119	$—	$—	$243,964,119
Short Term Investment	12,461,461	—	—	12,461,461

Total*	$256,425,580	$—	$—	$256,425,580

THE BUFFALO SMALL CAP FUND

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Common Stocks	$2,704,453,817	$—	$—	$2,704,453,817
Preferred Stocks	2,357,062	—	—	2,357,062
Short Term Investment	98,329,014	—	—	98,329,014

Total*	$2,805,139,893	$—	$—	$2,805,139,893

In January 2010, FASB issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (ASU 2010-06). ASU 2010-06 requires new disclosures regarding transfers in and out of Levels 1 and 2 (effective for interim and annual periods beginning after December 15, 2009), as well as additional details regarding Level 3 transaction activity (effective for interim and annual periods beginning after December 15, 2010). The Funds have adopted ASU 2010-06. The adoption of this Standard did not affect the Funds’ financial position or results of operations. There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period for the Buffalo Balanced Fund, Buffalo China Fund, Buffalo Growth Fund, Buffalo High Yield Fund, Buffalo International Fund, Buffalo Large Cap Fund, Buffalo Micro Cap Fund, Buffalo Mid Cap Fund, Buffalo Science & Technology Fund and Buffalo Small Cap Fund, as compared to their classification from the most recent annual report.

*	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

B. FEDERAL INCOME TAXES — Each Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes. Therefore, no federal income tax provision has been provided.

The Funds have adopted financial reporting rules that require the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. Open tax years include the tax years ended March 31, 2007 through March 31, 2010. The Funds have no examination in progress.

The Funds have reviewed all open tax years and major jurisdictions and concluded that the adoption of these financial reporting rules resulted in no effect to the Funds’ financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end March 31, 2010. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

C. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME — Investment transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income is recognized on the accrual basis. Realized gains and losses from investment transactions are reported on the identified cost basis. All discounts/premiums are accreted/amortized for financial reporting purposes and are included in interest income.

D. DISTRIBUTIONS TO SHAREHOLDERS — Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for premium amortization on debt securities and deferral of post October and wash sale losses.

E. USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

F. FOREIGN CURRENCY TRANSLATION — Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

G. PURCHASED AND WRITTEN OPTION CONTRACTS — Certain of the Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

An option that is written by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. An option that is purchased by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. If an options exchange closes after the time at which a Fund’s net asset value is calculated, the last sale or last bid and asked prices as of that time will be used to calculate the net asset value. The Funds may use options to generate income and to hedge against losses caused by declines in the prices of stocks in its portfolio or for any other permissible purpose consistent with the Funds’ investment objectives. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Funds. See Note 8 for written option activity.

H. INDEMNIFICATIONS — Under the Funds’ organizational documents, officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred, and may not occur. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

2.	FEDERAL TAX MATTERS:

The tax character of distributions paid during the period ended September 30, 2010 and the year ended March 31, 2010 was as follows:

	PERIOD ENDED SEPTEMBER 30, 2010			YEAR ENDED MARCH 31, 2010

	ORDINARY	RETURN OF	LONG-TERM	ORDINARY	RETURN OF	LONG-TERM
	INCOME	CAPITAL	CAPITAL GAINS	INCOME	CAPITAL	CAPITAL GAINS

Buffalo Balanced Fund	$2,357,392	$—	$—	$5,078,503	$—	—
Buffalo China Fund	—	—	—	12,866	—	—
Buffalo Growth Fund	—	—	—	470,934	23,260	—
Buffalo High Yield Fund	5,614,103	—	—	9,162,938	—	—
Buffalo International Fund	—	—	—	154,743	19,513	—
Buffalo Large Cap Fund	—	—	—	70,403	—	—
Buffalo Micro Cap Fund	—	—	—	—	—	—
Buffalo Mid Cap Fund	—	—	—	—	—	—
Buffalo Science & Technology Fund	—	—	—	—	—	—
Buffalo Small Cap Fund	—	—	—	3,016,868	632	—

Total distributions paid differ from the Statements of Changes in Net Assets due primarily to the recharacterization of short-term capital gain distributions to ordinary distributions for tax purposes.

   Notes to Financial Statements

September 30, 2010 (Unaudited)
(Continued)

As of March 31, 2010, the components of accumulated earnings (losses) for income tax purposes were as follows:

	BUFFALO	BUFFALO	BUFFALO	BUFFALO	BUFFALO
	BALANCED	CHINA	GROWTH	HIGH YIELD	INTERNATIONAL
	FUND	FUND	FUND	FUND	FUND

Tax cost of Investments(a)	$146,702,277	$20,430,169	$92,724,356	$163,773,196	$26,177,216

Unrealized Appreciation	17,269,328	7,107,809	18,835,957	11,422,527	4,307,384
Unrealized Depreciation	(10,793,314)	(5,329,326)	(6,557,361)	(4,413,424)	(1,472,748)

Net unrealized appreciation	6,476,014	1,778,483	12,278,596	7,009,103	2,834,636

Undistributed Ordinary Income	180,176	—	—	502,408	—
Undistributed Long Term Capital Gains	—	—	—	—	—

Distributable earnings	180,176	—	—	502,408	—

Other accumulated (loss)	(398,424)	(10,354,485)	(345,491)	(1,616,615)	(4,850,056)

Total accumulated gain/(loss)	6,257,766	(8,576,002)	11,933,105	5,894,896	(2,015,420)

	BUFFALO	BUFFALO	BUFFALO	BUFFALO	BUFFALO
	LARGE CAP	MICRO CAP	MID CAP	SCIENCE &	SMALL CAP
	FUND	FUND	FUND	TECHNOLOGY FUND	FUND

Tax cost of Investments(a)	$30,701,401	$19,378,348	$387,602,697	$194,418,794	$2,325,272,261

Unrealized Appreciation	8,085,751	5,803,240	104,758,133	43,601,576	753,740,533
Unrealized Depreciation	(2,084,756)	(2,480,628)	(23,728,539)	(8,481,495)	(180,619,676)

Net unrealized appreciation	6,000,995	3,322,612	81,029,594	35,120,081	573,120,857

Undistributed Ordinary Income	105,354	—	—	—	—
Undistributed Long Term Capital Gains	—	—	—	—	—

Distributable earnings	105,354	—	—	—	—

Other accumulated (loss)	(1,615,733)	(8,095,005)	(36,991,066)	(4,185,642)	(36,783,691)

Total accumulated gain/(loss)	4,490,616	(4,772,393)	44,038,528	30,934,439	536,337,166

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, premium amortization and TPI & CPDI adjustments.

 (a) Represents cost for federal income tax purpose and may differ from the cost for financial reporting purposes.

The Buffalo Science & Technology Fund utilized $137,812 of prior year capital loss carryover during the year ended March 31, 2010. As of March 31, 2010, the accumulated net realized loss on sales of investments and losses deferred for federal income tax purposes which are available to offset future taxable gains are as follows:

	CAPITAL LOSS
	CARRYOVER	EXPIRES

Buffalo Balanced Fund	$(261,035)	03/31/17
	(57,232)	03/31/18
Buffalo China Fund	(1,307,508)	03/31/17
	(7,794,631)	03/31/18
Buffalo Growth Fund	(345,491)	03/31/18
Buffalo High Yield Fund	(526,859)	03/31/17
	(1,089,756)	03/31/18
Buffalo International Fund	(1,595,613)	03/31/17
	(2,976,289)	03/31/18
Buffalo Large Cap Fund	(846,278)	03/31/17
	(769,455)	03/31/18
Buffalo Micro Cap Fund	(1,922,081)	03/31/17
	(5,428,208)	03/31/18
Buffalo Mid Cap Fund	(10,671,211)	03/31/17
	(26,319,855)	03/31/18
Buffalo Science & Technology Fund	(4,185,642)	03/31/17
Buffalo Small Cap Fund	(16,177,574)	03/31/17
	(20,606,117)	03/31/18

At March 31, 2010, the following Funds deferred, on a tax basis, post-October losses of:

Buffalo Balanced Fund	$80,157
Buffalo China Fund	$1,251,765
Buffalo International Fund	$275,577
Buffalo Micro Cap Fund	$744,716

For the year ended March 31, 2010, the Buffalo International Fund earned foreign source income and paid foreign taxes which it passed through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	GROSS	TAXES
	DIVIDEND	WITHHELD

Austria	$6,745	$1,012
Bermuda	27,684	—
Brazil	98,647	10,613
Switzerland	46,758	6,295
China	3,418	508
Germany	42,160	6,626
Spain	24,836	4,157
Finland	3,057	478
France	29,232	6,523
Great Britain	21,867	—
Hong Kong	38,848	74
Israel	$6,278	$1,062
India	3,821	586
Japan	14,270	999
Cayman Islands	8,737	676
Luxembourg	12,206	1,302
Mexico	12,004	—
Netherlands	14,839	2,226
Norway	1,620	243
Sweden	7,711	814
Singapore	2,445	—
Taiwan	6,929	1,395

Total	$434,112	$45,589

3.	RELATED PARTY TRANSACTIONS:

Management fees are paid to Kornitzer Capital Management, Inc. (“KCM”) at the rate of 1.00% per annum of the average daily net asset values of the Funds, except for the Buffalo China Fund and Buffalo Micro Cap Fund, which have a management fee rate of 1.50% and 1.45%, respectively. The management fees are for services which include the costs of all management, supervisory and administrative services required in the normal operation of the Funds. This includes investment management and supervision; fees of the custodian (except for the additional cost of maintaining custody of assets in foreign jurisdictions, when compared to domestic custody costs), independent registered public accounting firm and legal counsel; fees and expenses of officers, trustees and other personnel; rent; shareholder services; and other items incidental to corporate administration. Pursuant to a Master Services Agreement with U.S. Bancorp Fund Services, LLC (“US Bancorp”), KCM pays US Bancorp a fee of 30/100 of 1% (0.30%) of each Fund’s average daily net assets out of the fees KCM receives from the Funds. US Bancorp provides or obtains various operational services required by the Funds, pays various Fund expenses and acts as paying agent to compensate other Fund service providers. Some of the other Fund service providers are affiliates of US Bancorp.

The management fees do not include the cost of acquiring and disposing of portfolio securities, taxes, if any, imposed directly on the Funds and their shares, insurance, certain trustee expenses and the cost of qualifying the Funds’ shares for sale in any jurisdiction. Certain officers and a trustee of the Funds are also officers and/or directors of Kornitzer Capital Management, Inc.

A trustee of the Funds is affiliated with US Bancorp and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds, as described above.

4.	AGGREGATE COMPENSATION TO TRUSTEES:

The Funds do not directly compensate any of their trustees. U.S. Bancorp pays trustee fees to non-interested Board members from its share of the management fee that it receives from KCM. The aggregate compensation paid to the Funds’ non-interested trustees for their service on the Funds’ Boards for the six-months ended September 30, 2010 was $88,250. Interested trustees who are affiliated with either KCM or the Funds’ service providers do not receive any compensation from the Funds, but are compensated directly by the advisor or service provider in connection with their employment with those entities.

5.	REDEMPTION FEE:

Shares of the Buffalo Balanced Fund, Buffalo International Fund, Buffalo China Fund, Buffalo Large Cap Fund, Buffalo Mid Cap Fund, Buffalo Science & Technology Fund and Buffalo Growth Fund sold or exchanged within 60 days of their purchase and shares of the Buffalo High Yield Fund, Buffalo Micro Cap Fund and Buffalo Small Cap Fund sold or exchanged within 180 days of their purchase are subject to a redemption fee of 2.00% of the value of the shares sold or exchanged. The Funds will employ the “first in, first out” method to calculate the 60-day or 180-day holding period. The redemption fee is retained by the Funds and will help pay transaction and tax costs that long-term investors may bear when the Funds realize capital gains as a result of selling securities to meet investor redemptions.

   Notes to Financial Statements

September 30, 2010 (Unaudited)
(Continued)

6.	INVESTMENT TRANSACTIONS:

The aggregate purchases and sales of securities, excluding short-term investments and U.S. government securities, for the Funds for the six months ended September 30, 2010, were as follows:

	BUFFALO	BUFFALO	BUFFALO	BUFFALO	BUFFALO
	BALANCED	CHINA	GROWTH	HIGH YIELD	INTERNATIONAL
	FUND	FUND	FUND	FUND	FUND

Purchases	$11,559,482	$1,131,500	$27,279,383	$36,315,870	$6,970,641
Proceeds from Sales	$20,363,183	$932,160	$27,122,168	$20,623,601	$4,384,904

	BUFFALO	BUFFALO	BUFFALO	BUFFALO	BUFFALO
	LARGE CAP	MICRO CAP	MID CAP	SCIENCE & TECHNOLOGY	SMALL CAP
	FUND	FUND	FUND	FUND	FUND

Purchases	$5,104,830	$4,063,398	$161,824,972	$60,393,851	$350,621,136
Proceeds from Sales	$7,748,532	$3,170,673	$18,941,550	$36,359,252	$141,797,026

There were no purchases or sales of long-term U.S. government securities for any Funds during the period ended September 30, 2010.

7.	TRANSACTIONS WITH AFFILIATES:*

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate fair value of all securities of affiliated companies held in the Buffalo Small Cap Fund as of September 30, 2010 amounted to $1,158,954,886, representing 41.27% of net assets. There were no affiliated companies held in any other Funds. A summary of affiliated transactions for each company which is an affiliate at September 30, 2010 or was an affiliate during the period ended September 30, 2010 is as follows:

				CABOT				CORPORATE
	ALIGN	AMERISTAR	ATHENAHEALTH	MICROELECTRONICS	CHRISTOPHER &	COLDWATER	CORINTHIAN	EXECUTIVE
	TECHNOLOGY, INC.	CASINOS, INC.	INC.	CORP.	BANKS CORP.	CREEK, INC.	COLLEGES, INC.	BOARD CO.

March 31, 2010 Balance
Shares	4,898,425	3,512,994	—	1,359,346	3,215,400	8,733,000	5,313,465	2,582,860
Cost	$58,617,614	$57,967,462	$—	$39,829,631	$47,998,376	$87,376,762	$75,137,739	$50,126,033
Gross Additions
Shares	—	—	562,950	—	—	—	2,071,400	—
Cost	$—	$—	$13,058,666	$—	$—	$—	$24,550,205	$—
Gross Deductions
Shares	—	421,403	—	—	—	—	267,000	—
Cost	$—	$11,171,529	$—	$—	$—	$—	$4,835,686	$—
September 30, 2010 Balance
Shares	4,898,425	3,091,591	2,217,800	1,359,346	3,215,400	8,733,000	7,117,865	2,582,860
Cost	$58,617,614	$46,795,933	$68,202,364	$39,829,631	$47,998,376	$87,376,762	$94,852,258	$50,126,033

Realized gain (loss)	$—	$(4,160,201)	$—	$—	$—	$—	$(3,084,905)	$—

Investment income	$—	$701,651	$—	$—	$385,848	$—	$—	$568,229

 * As a result of the Buffalo Small Cap Fund’s beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons” are affiliates of the Distributors, Advisor, Funds or any other client of the Advisor.

Note: Schedule may not roll forward, as the schedule only reflects activity during the time the Fund was deemed an affiliate (held more than 5% of a Stock’s outstanding securities).

				HEIDRICK &	INTERNAP
	COSTAR	DEALERTRACK		STRUGGLES	NETWORK		LIFE TIME	MANHATTAN
	GROUP, INC.	HOLDINGS INC.	FORMFACTOR, INC.	INTERNATIONAL, INC.	SERVICES CORP.	THE KNOT, INC.	FITNESS, INC.	ASSOCIATES, INC.

March 31, 2010 Balance
Shares	—	2,922,600	—	1,073,600	2,767,000	2,037,600	2,837,450	1,854,492
Cost	$—	$49,251,161	$—	$32,886,854	$42,868,707	$33,497,552	$66,615,828	$36,681,449
Gross Additions
Shares	59,050	419,400	702,825	—	—	—	—	—
Cost	$2,324,972	$6,721,647	$5,066,094	$—	$—	$—	$—	$—
Gross Deductions
Shares	—	—	—	35,100	—	—	166,800	—
Cost	$—	$—	$—	$1,283,627	$—	$—	$8,546,717	$—
September 30, 2010 Balance
Shares	1,093,500	3,342,000	3,215,725	1,038,500	2,767,000	2,037,600	2,670,650	1,854,492
Cost	$40,612,658	$55,972,808	$53,967,198	$31,603,227	$42,868,707	$33,497,552	$58,069,111	$36,681,449

Realized gain (loss)	$—	$—	$—	$(604,562)	$—	$—	$(1,956,141)	$—

Investment income	$—	$—	$—	$279,136	$—	$—	$—	$—

		MKS				UNIVERSAL	WRIGHT
	MARKETAXESS	INSTRUMENTS,	OXFORD	P.F. CHANG’S	SEMTECH	TECHNICAL	MEDICAL
	HOLDINGS, INC.**	INC.	INDUSTRIES, INC.	CHINA, BISTRO, INC.	CORP.	INSTITUTE, INC.	GROUP, INC.***	TOTAL

March 31, 2010 Balance
Shares	—	3,518,568	1,281,725	2,250,500	4,151,958	1,240,000	1,957,650	—
Cost	$—	$68,414,569	$39,011,124	$78,881,641	$58,989,334	$18,091,918	$32,759,638	$975,003,392
Gross Additions
Shares	—	254,800	—	—	—	—	—	—
Cost	$—	$5,146,731	$—	$—	$—	$—	$—	$56,868,315
Gross Deductions
Shares	—	—	39,375	—	—	—	—	—
Cost	$—	$—	$1,805,646	$—	$—	$—	$—	$27,643,205
September 30, 2010 Balance
Shares	1,736,706	3,773,368	1,242,350	2,250,500	4,151,958	1,240,000	—	—
Cost	$26,841,069	$73,561,300	$37,205,478	$78,881,641	$58,989,334	$18,091,918	$—	$1,140,642,421

Realized gain (loss)	$—	$—	$(868,742)	$—	$—	$—	$—	$(10,674,551)

Investment income	$—	$243,138	$281,980	$945,210	$—	$1,860,000	$—	$5,265,192

 * As a result of the Buffalo Small Cap Fund’s beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons” are affiliates of the Distributors, Advisor, Funds or any other client of the Advisor.

 ** Security is an affiliate due to a decrease in the outstanding shares of issuing company.

 *** Security no longer an affiliate due to an increase in the outstanding shares of issuing company.

Note: Schedule may not roll forward, as the schedule only reflects activity during the time the Fund was deemed an affiliate (held more than 5% of a Stock’s outstanding securities).

8.	OPTIONS WRITTEN:

FASB ASC 815, Derivatives and Hedging (ASC 815) is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. The Buffalo Balanced Fund is the only Fund that has maintained any positions in derivative instruments or engaged in hedging activities during the six months ended September 30, 2010.

   Notes to Financial Statements

September 30, 2010 (Unaudited)
(Continued)

For additional information regarding derivative instruments and hedging activities of the Buffalo Balanced Fund please refer to Note 1.G to understand how and why the Buffalo Balanced Fund uses derivatives.

The number of option contracts written and the premiums received by the Buffalo Balanced Fund during the six months ended September 30, 2010 were as follows:

	CALL OPTIONS WRITTEN
	CONTRACTS	PREMIUMS

Outstanding, beginning of period	—	$—
Options written	5,236	150,838
Options terminated in closing transaction	—	—
Options exercised	(1,600)	(77,456)
Options expired	(500)	(12,243)

Outstanding, end of period	3,136	$61,139

The following is a summary of the location of derivative investments on the Buffalo Balanced Fund’s Statement of Assets and Liabilities as of September 30, 2010:

LOCATION ON THE STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVE INVESTMENT TYPE	LIABILITY DERIVATIVES	FAIR VALUE

Options — equity contracts	Written option, at value	$130,680

The following is a summary of the location of derivative investments, realized gain (loss) on derivative instruments recognized and change in unrealized gain (loss) on derivative instruments recognized on the Buffalo Balanced Fund’s Statement of Operations for the six months ended September 30, 2010:

	LOCATION OF GAINS (LOSS)	REALIZED GAIN (LOSS) ON	UNREALIZED GAIN (LOSS) ON
DERIVATIVE INVESTMENT TYPE	ON DERIVATIVES	DERIVATIVE INVESTMENTS	DERIVATIVE INVESTMENTS

Options — equity contracts	Net realized gain (loss) from options written	$12,243	($69,541)

9.	FOREIGN INVESTMENT RISK:

When the Buffalo China Fund or the Buffalo International Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. In purchasing or selling local currency to execute transactions on foreign exchanges, the Buffalo China Fund and the Buffalo International Fund will be exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the portfolio holdings and your investment. China has, and may continue to adopt, internal economic policies that affect its currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in China. In addition, a country may impose formal or informal currency exchange controls (or “capital controls”). These types of controls may restrict or prohibit the Buffalo China Fund’s ability to repatriate both investment capital and income, which could undermine the value of the portfolio holdings and potentially place the Buffalo China Fund’s assets at risk of total loss.

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments maybe less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

10.	SUBSEQUENT EVENTS:

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

This report has been prepared for the information of the shareholders of the Funds, and is not to be construed as an offering of the shares of the Funds. Shares of the Funds are offered only by the Prospectus, a copy of which may be obtained from Buffalo Funds c/o U.S. Bancorp Fund Services, LLC, 1-800-49-BUFFALO or at www.buffalofunds.com.

A NOTE ON FORWARD-LOOKING STATEMENTS

Except for historical information contained in this annual report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor and/or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on these reports include the accuracy of the advisor’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Buffalo Funds have adopted proxy voting policies and procedures that delegate to Kornitzer Capital Management, Inc., the Funds’ investment advisor, the authority to vote proxies. A description of the Buffalo Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-800-49-BUFFALO. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (as filed with the SEC on Form N-PX) are available without charge, upon request, by calling the Funds toll free at 1-800-49-BUFFALO or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

   Privacy Policy

This Privacy Policy has been adopted by the Buffalo Funds. The Funds are each an open-end diversified management investment company registered under the Investment Company Act of 1940 (the “1940 Act”).

This Privacy Policy has also been adopted by KCM, an investment advisor registered with the Securities and Exchange Commission that serves as the investment advisor and manager of the Funds.

The Funds and the Advisor are collectively referred to as the “Companies,” “we,” “our” or “us.”

As a part of providing you services and products we collect non-public personally identifiable information (“Personal Information”) about you. Some of this is information you provide and some is obtained from other sources. In some circumstances, a necessary part of providing products and services to you requires that we disclose Personal Information about you to third parties.

We want you to understand how we handle your Personal Information. Please read the Privacy Policy carefully. It has information about our policies for the collection, use, disclosure, and protection of your Personal Information. If you have any questions, you can obtain additional information from the following:

Buffalo Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-800-492-8332
www.buffalofunds.com

Please be aware that we periodically update or revise the Privacy Policy. As methods of doing business change, we reflect any applicable changes in our Privacy Policy. If you are our customer, we will send you an update as and when it occurs.

SALE/DISCLOSURE OF YOUR PERSONAL INFORMATION

We promise that we will not sell your Personal Information to any person.

Also, we will not disclose your Personal Information to any third person aside from the disclosures described below. These disclosures generally relate to marketing or maintaining products or services provided to you.

WHAT INFORMATION DO WE COLLECT?

Personal, Financial and Product Information

To be able to offer, provide and maintain these products and services, the Companies collect a variety of Personal Information about you. The Personal Information we collect will vary depending upon the product or service you select. The following is a general list of the Personal Information. Not all of the Personal Information will be collected every time you do business with us.

Personal Information

•	Name

•	Address

•	Birthdate

•	Phone number

•	Social Security Number

•	E-mail address

•	Product-Related Personal Information

•	Product Activity History (things you have done with your mutual funds such as deposits, transfers, redemptions, etc.)

GENERAL PRIVACY PROCESSES

How do we collect Personal Information?

We use a variety of methods to collect Personal Information. We collect Personal Information directly from you with paper forms (for example, new account and other administrative forms), over the phone or through facsimile transmissions. We also collect Personal Information from our web site and through other electronic means. We collect some Personal Information through joint marketing programs where we offer a product or service through another financial institution. In some of these instances, you may be considered a customer of both entities.

Who has access to this Personal Information?

Generally, only the Companies’ staff and certain companies working on the Companies’ behalf have access to this Personal Information.

Those Working on Our Behalf

Depending on the product or service you select, there may be a number of third parties that will have access to your Personal Information since they are working on our behalf. This access is necessary because these third parties perform a task or provide administrative services for the product you seek or have purchased from us. If we do not share the Personal Information, we cannot provide you the product or service you requested. In certain cases, affiliates are the entities performing such services on our behalf.

When we share Personal Information with non-affiliated companies working on our behalf, we protect your Personal Information by requiring such companies to adopt our privacy policy or have a policy providing protection similar to ours.

Required Disclosures

Certain Personal Information may also be disclosed to third parties without your consent if disclosure is necessary to comply with: 1) legal processes; 2) to protect the rights, property, or personal safety of the Funds, their shareholders or the public; 3) as part of inspections or examinations conducted by our regulatory agencies; and 4) in other situations required by law.

Joint Marketing

In certain circumstances, the Companies may jointly market a product or service with another financial institution. In these circumstances, we have arranged to offer our products through these entities and their representatives or through electronic systems (for example, the Internet).

The Companies may make other disclosures authorized by law.

Requested Disclosures

We will disclose your Personal Information if you request it to those persons that you designate. Examples of this are to: members of your family; registered investment advisors, attorneys and CPAs who you have retained to advise you in a transaction; and persons whom you have designated to represent you in dealings with us.

What do we do with the Personal Information?

The Companies make use of the Personal Information to provide you with the financial products and services that we offer.

At the point that you cease being a customer, we will maintain your Personal Information and handle it just the same as our current customers.

The Companies restrict access to the Personal Information to those who need to know it for ordinary business purposes. We also maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your Personal Information.

What are your options regarding corrections of Personal Information?

Generally, upon your written request, we will make available Personal Information for your review. Please note, Personal Information collected that relates to a disputed claim or legal proceeding will not be made available. If you notify us that the Personal Information is incorrect, we will review it and if we agree, correct our records. If we do not agree, you may submit a short comment, which we will include in future third party disclosures, if any occur, of Personal Information.

BUFFALO
FUNDS

1-800-49-BUFFALO
(1-800-492-8332)
www.buffalofunds.com

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable.
Item 11. Controls and Procedures.
(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer has reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing of

1

this report, as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on his review, the Principal Executive Officer and Principal Financial Officer has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to him by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3) Not applicable to open-end investment companies.

(b)	Certifications required pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Buffalo Funds

By	/s/ Kent W. Gasaway Kent W. Gasaway, President and Treasurer

Date	12/2/2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By	/s/ Kent W. Gasaway Kent W. Gasaway, President and Treasurer

Date	12/2/2010

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